UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Enhanced High Yield ETF Fidelity® Enhanced High Yield ETF : FDHY Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced High Yield ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced High Yield ETF	$ 19	0.37%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$374,713,350
Number of Holdings	389
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 2.6
BB - 38.2
B - 55.3
CCC,CC,C - 1.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 97.5
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
Canada - 7.1
United Kingdom - 2.0
Australia - 1.1
Mexico - 1.0
Italy - 0.9
Ireland - 0.8
Bailiwick Of Jersey - 0.7
Finland - 0.6
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	1.9
CCO Holdings LLC / CCO Holdings Capital Corp	1.7
AmeriGas Partners LP / AmeriGas Finance Corp	1.3
Brookfield Residential Properties Inc / Brookfield Residential US LLC	1.2
Post Holdings Inc	1.1
1011778 BC ULC / New Red Finance Inc	1.1
Five Point Operating Co LP / Five Point Capital Corp	1.1
Borr IHC Ltd / Borr Finance LLC	1.0
Rain Carbon Inc	1.0
Resorts World Las Vegas LLC / RWLV Capital Inc	1.0
12.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915457.100    3088-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Preferred Securities & Income ETF Fidelity® Preferred Securities & Income ETF : FPFD Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Preferred Securities & Income ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Preferred Securities & Income ETF	$ 30	0.60%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$54,192,748
Number of Holdings	237
Portfolio Turnover	89%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 5.9
BBB - 23.8
BB - 39.0
B - 1.7
CCC,CC,C - 0.8
Equities - 26.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Preferred Securities - 45.8
Preferred Stocks - 26.2
Corporate Bonds - 25.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.1
Canada - 10.6
Japan - 3.9
France - 2.1
United Kingdom - 1.5
Germany - 0.4
Ireland - 0.2
Netherlands - 0.2
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Enbridge Inc	5.8
Goldman Sachs Group Inc/The	5.0
Energy Transfer LP	4.7
Citigroup Inc	4.5
Transcanada Trust	2.8
Bank of New York Mellon Corp/The	2.7
JPMorgan Chase & Co	2.7
Southern Co/The 4.2%	2.3
BP Capital Markets PLC	2.1
Ally Financial Inc	2.0
34.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915477.100    6414-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable High Yield ETF Fidelity® Sustainable High Yield ETF : FSYD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Sustainable High Yield ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable High Yield ETF	$ 28	0.56%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$45,332,282
Number of Holdings	388
Portfolio Turnover	106%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 2.7
BB - 41.4
B - 36.8
CCC,CC,C - 14.7
Not Rated - 2.1
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 93.4
Bank Loan Obligations - 3.7
Common Stocks - 0.8
Preferred Securities - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.7
Canada - 4.3
France - 2.1
United Kingdom - 1.9
Ireland - 1.8
Zambia - 0.8
Tanzania - 0.6
Colombia - 0.5
Israel - 0.4
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
CCO Holdings LLC / CCO Holdings Capital Corp	3.0
Tenet Healthcare Corp	2.1
GGAM Finance Ltd	1.8
Charles River Laboratories International Inc	1.8
Yum! Brands Inc	1.8
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	1.7
Univision Communications Inc	1.7
Artera Services LLC	1.7
CHS/Community Health Systems Inc	1.6
CVS Health Corp	1.5
18.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915484.100    6508-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Enhanced High Yield ETF
Fidelity® Preferred Securities & Income ETF
(Fidelity® Enhanced High Yield ETF formerly Fidelity® High Yield Factor ETF)

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Enhanced High Yield ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (b) (Cost $106,229)	11,196	111,960

Non-Convertible Corporate Bonds - 97.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (c)	493,000	498,876
Materials - 1.0%
Chemicals - 0.2%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (c)	605,000	565,017
Metals & Mining - 0.8%
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (c)	1,458,000	1,452,386
Mineral Resources Ltd 8.5% 5/1/2030 (c)	1,404,000	1,419,013
Perenti Finance Pty Ltd 6.5% 10/7/2025 (c)	131,877	131,813
		3,003,212
TOTAL MATERIALS		3,568,229

TOTAL AUSTRALIA		4,067,105
BAILIWICK OF JERSEY - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)	2,641,000	2,560,163
CANADA - 7.1%
Consumer Discretionary - 2.9%
Distributors - 0.5%
Ritchie Bros Holdings Inc 7.75% 3/15/2031 (c)	1,811,000	1,905,802
Hotels, Restaurants & Leisure - 1.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)	2,000,000	1,823,746
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)	2,000,000	2,033,702
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	145,000	149,931
		4,007,379
Household Durables - 1.3%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (c)	2,000,000	1,816,921
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (c)	2,500,000	2,308,395
Empire Communities Corp 9.75% 5/1/2029 (c)	334,000	348,360
		4,473,676
TOTAL CONSUMER DISCRETIONARY		10,386,857

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Baytex Energy Corp 8.5% 4/30/2030 (c)	788,000	806,744
Parkland Corp 6.625% 8/15/2032 (c)	1,000,000	1,008,714
		1,815,458
Financials - 0.6%
Consumer Finance - 0.6%
goeasy Ltd 7.625% 7/1/2029 (c)	1,030,000	1,068,686
goeasy Ltd 9.25% 12/1/2028 (c)	1,275,000	1,358,952
		2,427,638
Industrials - 0.7%
Aerospace & Defense - 0.2%
Bombardier Inc 7.25% 7/1/2031 (c)	430,000	440,015
Bombardier Inc 7.5% 2/1/2029 (c)	347,000	358,939
		798,954
Machinery - 0.3%
ATS Corp 4.125% 12/15/2028 (c)	458,000	429,601
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9% 2/15/2029 (c)	778,000	818,973
		1,248,574
Passenger Airlines - 0.2%
Air Canada 3.875% 8/15/2026 (c)	750,000	734,146
TOTAL INDUSTRIALS		2,781,674

Information Technology - 0.4%
Software - 0.4%
Dye & Durham Ltd 8.625% 4/15/2029 (c)	1,525,000	1,595,717
Materials - 1.5%
Chemicals - 0.3%
NOVA Chemicals Corp 8.5% 11/15/2028 (c)	380,000	403,063
NOVA Chemicals Corp 9% 2/15/2030 (c)	780,000	842,432
		1,245,495
Metals & Mining - 1.2%
Algoma Steel Inc 9.125% 4/15/2029 (c)	1,985,000	1,965,150
Hudbay Minerals Inc 4.5% 4/1/2026 (c)	282,000	278,889
Taseko Mines Ltd 8.25% 5/1/2030 (c)	2,130,000	2,210,285
		4,454,324
TOTAL MATERIALS		5,699,819

Utilities - 0.5%
Electric Utilities - 0.2%
Emera Inc 6.75% 6/15/2076 (d)	725,000	730,794
Gas Utilities - 0.3%
AltaGas Ltd 7.2% 10/15/2054 (c)(d)	1,000,000	1,000,913
TOTAL UTILITIES		1,731,707

TOTAL CANADA		26,438,870
FINLAND - 0.6%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
Amer Sports Co 6.75% 2/16/2031 (c)(e)	2,037,000	2,091,702
FRANCE - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Iliad Holding SASU 8.5% 4/15/2031 (c)	1,046,000	1,114,248
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (c)	295,000	308,420
TOTAL FRANCE		1,422,668
GERMANY - 0.4%
Materials - 0.4%
Paper & Forest Products - 0.4%
Mercer International Inc 12.875% 10/1/2028 (c)	1,450,000	1,583,091
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)	1,765,000	1,813,204
GUATEMALA - 0.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 4.5% 4/27/2031 (c)	1,055,000	941,113
Millicom International Cellular SA 7.375% 4/2/2032 (c)	500,000	508,625

TOTAL GUATEMALA		1,449,738
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Melco Resorts Finance Ltd 7.625% 4/17/2032 (c)	500,000	501,919
IRELAND - 0.8%
Financials - 0.6%
Financial Services - 0.6%
GGAM Finance Ltd 5.875% 3/15/2030 (c)	1,000,000	991,251
GGAM Finance Ltd 6.875% 4/15/2029 (c)	380,000	388,022
GGAM Finance Ltd 8% 2/15/2027 (c)	775,000	801,628
		2,180,901
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC 7.375% 9/15/2032 (c)	738,000	711,809
TOTAL IRELAND		2,892,710
ITALY - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia Capital SA 7.2% 7/18/2036	450,000	458,720
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.459% 6/30/2035 (c)(d)	150,000	147,232
UniCredit SpA 7.296% 4/2/2034 (c)(d)	328,693	347,668
		494,900
Information Technology - 0.7%
Communications Equipment - 0.7%
Fibercop SpA 7.2% 7/18/2036 (c)	2,478,000	2,476,434
TOTAL ITALY		3,430,054
JAPAN - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Rakuten Group Inc 11.25% 2/15/2027 (c)	950,000	1,041,311
LUXEMBOURG - 0.4%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)	700,000	652,099
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)	300,000	309,485
Materials - 0.1%
Chemicals - 0.1%
INEOS Finance PLC 7.5% 4/15/2029 (c)	536,000	549,935
TOTAL LUXEMBOURG		1,511,519
MEXICO - 1.0%
Energy - 1.0%
Energy Equipment & Services - 1.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (c)	2,511,707	2,499,149
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (c)	1,365,340	1,351,263

TOTAL MEXICO		3,850,412
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	120,000	122,662
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)	1,465,000	1,104,370
SWEDEN - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Stena International SA 7.625% 2/15/2031 (c)	522,000	540,195
SWITZERLAND - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)	500,000	499,939
TURKEY - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Eldorado Gold Corp 6.25% 9/1/2029 (c)	1,417,000	1,398,196
UNITED KINGDOM - 2.0%
Communication Services - 0.4%
Media - 0.4%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (c)	1,550,000	1,481,137
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Belron UK Finance PLC 5.75% 10/15/2029 (c)	2,200,000	2,196,964
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
EG Global Finance PLC 12% 11/30/2028 (c)	300,000	336,425
EnQuest PLC 11.625% 11/1/2027 (c)	664,000	685,512
Ithaca Energy North Sea PLC 8.125% 10/15/2029 (c)	1,255,000	1,294,917
		2,316,854
Financials - 0.2%
Insurance - 0.2%
Ardonagh Finco Ltd 7.75% 2/15/2031 (c)	324,000	333,313
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 7.25% 2/15/2031 (c)	550,000	559,850
		893,163
Materials - 0.1%
Chemicals - 0.1%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)	500,000	528,809
TOTAL UNITED KINGDOM		7,416,927
UNITED STATES - 80.0%
Communication Services - 7.5%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group LLC 7% 6/15/2027 (c)(e)	2,653,000	2,674,843
Consolidated Communications Inc 5% 10/1/2028 (c)	528,000	503,931
Consolidated Communications Inc 6.5% 10/1/2028 (c)	1,175,000	1,144,057
Frontier Communications Holdings LLC 5% 5/1/2028 (c)	1,452,000	1,436,835
Level 3 Financing Inc 10.5% 5/15/2030 (c)	281,000	305,939
Level 3 Financing Inc 11% 11/15/2029 (c)	261,628	296,877
Zayo Group Holdings Inc 4% 3/1/2027 (c)	400,000	377,344
		6,739,826
Entertainment - 0.5%
Cinemark USA Inc 5.25% 7/15/2028 (c)(e)	115,000	112,591
Live Nation Entertainment Inc 4.75% 10/15/2027 (c)(e)	775,000	757,103
Live Nation Entertainment Inc 6.5% 5/15/2027 (c)	1,000,000	1,016,214
		1,885,908
Media - 5.2%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)	1,885,000	1,785,215
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)(e)	2,136,000	1,790,545
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)	75,000	67,286
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (c)(e)	1,040,000	899,061
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)(e)	995,000	893,993
CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/1/2029 (c)(e)	1,168,000	1,172,539
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (c)(e)	1,100,000	1,132,023
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (c)	2,133,000	2,099,454
Directv Financing LLC 8.875% 2/1/2030 (c)	2,491,000	2,430,588
Gray Media Inc 7% 5/15/2027 (c)	30,000	29,419
Lamar Media Corp 3.625% 1/15/2031	1,820,000	1,636,644
Lamar Media Corp 3.75% 2/15/2028	1,262,150	1,207,748
McGraw-Hill Education Inc 7.375% 9/1/2031 (c)(e)	500,000	511,356
Midcontinent Communications 8% 8/15/2032 (c)(e)	500,000	511,801
Nexstar Media Inc 4.75% 11/1/2028 (c)(e)	1,302,000	1,233,584
Nexstar Media Inc 5.625% 7/15/2027 (c)	660,000	652,868
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (c)	105,000	98,675
TEGNA Inc 4.625% 3/15/2028	901,000	860,890
TEGNA Inc 5% 9/15/2029 (e)	391,000	369,717
		19,383,406
Consumer Discretionary - 13.0%
Automobile Components - 2.2%
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (d)	3,000,000	2,971,982
EquipmentShare.com Inc 8% 3/15/2033 (c)(e)	500,000	518,298
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (c)(e)	1,056,000	1,076,362
Hertz Corp/The 12.625% 7/15/2029 (c)	70,000	73,781
Patrick Industries Inc 4.75% 5/1/2029 (c)(e)	886,000	845,042
Phinia Inc 6.625% 10/15/2032 (c)	2,104,000	2,115,989
Tenneco Inc 8% 11/17/2028 (c)	550,000	546,384
		8,147,838
Automobiles - 0.1%
Thor Industries Inc 4% 10/15/2029 (c)(e)	707,000	652,813
Broadline Retail - 1.0%
Evergreen Acqco 1 LP / TVI Inc 9.75% 4/26/2028 (c)(e)	1,117,000	1,172,126
GrubHub Holdings Inc 5.5% 7/1/2027 (c)(e)	2,001,000	1,861,734
LSF9 Atlantis Holdings LLC / Victra Finance Corp 8.75% 9/15/2029 (c)(e)	500,000	531,353
		3,565,213
Distributors - 0.2%
Veritiv Operating Co 10.5% 11/30/2030 (c)	700,000	761,244
Diversified Consumer Services - 0.3%
Service Corp International/US 5.75% 10/15/2032	345,000	342,268
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)(e)	601,000	599,396
		941,664
Hotels, Restaurants & Leisure - 5.4%
Carnival Corp 5.75% 3/15/2030 (c)	1,000,000	1,003,154
Carnival Corp 7.625% 3/1/2026 (c)	102,000	102,173
CEC Entertainment LLC 6.75% 5/1/2026 (c)	560,000	559,048
Churchill Downs Inc 5.5% 4/1/2027 (c)(e)	417,000	415,107
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)(e)	2,000,000	2,022,662
International Game Technology PLC 4.125% 4/15/2026 (c)	205,000	203,265
Light & Wonder International Inc 7% 5/15/2028 (c)	1,517,000	1,520,824
Light & Wonder International Inc 7.25% 11/15/2029 (c)	45,000	46,337
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (c)	1,072,000	1,023,996
NCL Corp Ltd 5.875% 2/15/2027 (c)	500,000	501,251
NCL Corp Ltd 8.125% 1/15/2029 (c)	80,000	84,863
Resorts World Las Vegas LLC / RWLV Capital Inc 8.45% 7/27/2030 (c)(e)	3,446,000	3,605,310
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (c)	1,263,000	1,272,565
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)	1,000,000	994,756
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (c)	1,000,000	1,024,485
Travel + Leisure Co 4.5% 12/1/2029 (c)(e)	2,665,000	2,538,888
Travel + Leisure Co 6.625% 7/31/2026 (c)(e)	614,000	622,411
Viking Cruises Ltd 9.125% 7/15/2031 (c)	300,000	325,580
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (c)	1,060,000	1,020,940
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (c)(e)	1,000,000	997,768
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)(e)	377,000	396,788
		20,282,171
Household Durables - 2.4%
K Hovnanian Enterprises Inc 11.75% 9/30/2029 (c)	2,883,000	3,142,470
Landsea Homes Corp 8.875% 4/1/2029 (c)	1,006,000	1,000,871
LGI Homes Inc 4% 7/15/2029 (c)(e)	883,000	799,993
LGI Homes Inc 8.75% 12/15/2028 (c)	900,000	951,010
Somnigroup International Inc 3.875% 10/15/2031 (c)	3,453,000	3,055,428
		8,949,772
Specialty Retail - 1.4%
Bath & Body Works Inc 6.875% 11/1/2035	187,000	193,869
Champions Financing Inc 8.75% 2/15/2029 (c)	300,000	277,367
Foot Locker Inc 4% 10/1/2029 (c)	482,000	413,770
Gap Inc/The 3.625% 10/1/2029 (c)	597,000	545,478
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)	365,000	385,215
QVC Inc 6.875% 4/15/2029 (c)	845,000	687,661
Sonic Automotive Inc 4.625% 11/15/2029 (c)(e)	453,000	426,440
Staples Inc 10.75% 9/1/2029 (c)	724,000	691,430
Upbound Group Inc 6.375% 2/15/2029 (c)	1,805,000	1,765,169
		5,386,399
TOTAL CONSUMER DISCRETIONARY		48,687,114

Consumer Staples - 2.3%
Beverages - 0.1%
Primo Water Holdings Inc / Triton Water Holdings Inc 4.375% 4/30/2029 (c)	500,000	478,393
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)(f)	395,000	399,926
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)	378,000	385,107
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	606,000	630,213
Performance Food Group Inc 4.25% 8/1/2029 (c)	1,801,000	1,697,443
US Foods Inc 4.75% 2/15/2029 (c)	45,000	43,531
Walgreens Boots Alliance Inc 8.125% 8/15/2029	220,000	222,436
		3,378,656
Food Products - 1.2%
B&G Foods Inc 8% 9/15/2028 (c)	300,000	306,551
Post Holdings Inc 4.625% 4/15/2030 (c)	40,000	37,511
Post Holdings Inc 6.25% 2/15/2032 (c)	2,977,000	2,999,754
Post Holdings Inc 6.375% 3/1/2033 (c)(e)	1,122,000	1,118,702
		4,462,518
Household Products - 0.1%
Energizer Holdings Inc 4.75% 6/15/2028 (c)	573,000	552,260
TOTAL CONSUMER STAPLES		8,871,827

Energy - 12.1%
Energy Equipment & Services - 1.6%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)(e)	1,000,000	1,012,287
Bristow Group Inc 6.875% 3/1/2028 (c)(e)	1,241,000	1,244,837
Nabors Industries Inc 9.125% 1/31/2030 (c)	280,000	284,701
Noble Finance II LLC 8% 4/15/2030 (c)	685,000	692,203
Nustar Logistics LP 5.625% 4/28/2027	160,000	160,733
Transocean Aquila Ltd 8% 9/30/2028 (c)	1,033,862	1,058,119
Transocean Inc 8.75% 2/15/2030 (c)	560,000	584,547
Valaris Ltd 8.375% 4/30/2030 (c)	992,000	1,004,908
		6,042,335
Oil, Gas & Consumable Fuels - 10.5%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)	500,000	515,457
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp 8.625% 6/15/2029 (c)(e)	712,000	755,145
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (c)(e)	1,000,000	1,031,574
Buckeye Partners LP 4.5% 3/1/2028 (c)	1,530,000	1,484,951
Buckeye Partners LP 6.875% 7/1/2029 (c)	500,000	512,834
California Resources Corp 8.25% 6/15/2029 (c)	1,795,000	1,846,451
Chord Energy Corp 6.375% 6/1/2026 (c)(e)	558,000	558,578
CITGO Petroleum Corp 6.375% 6/15/2026 (c)	715,000	715,049
CITGO Petroleum Corp 8.375% 1/15/2029 (c)	885,000	912,912
Civitas Resources Inc 8.375% 7/1/2028 (c)	450,000	468,315
CNX Midstream Partners LP 4.75% 4/15/2030 (c)	1,053,000	981,043
CNX Resources Corp 7.25% 3/1/2032 (c)	400,000	409,711
Comstock Resources Inc 6.75% 3/1/2029 (c)	350,000	344,099
Comstock Resources Inc 6.75% 3/1/2029 (c)	1,828,000	1,795,933
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)	365,000	388,797
Crescent Energy Finance LLC 7.375% 1/15/2033 (c)	325,000	318,716
Crescent Energy Finance LLC 7.625% 4/1/2032 (c)	210,000	210,074
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)	620,000	628,709
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)	768,000	805,081
Encino Acquisition Partners Holdings LLC 8.75% 5/1/2031 (c)	500,000	537,279
EQM Midstream Partners LP 6.375% 4/1/2029 (c)	1,000,000	1,025,637
Genesis Energy LP / Genesis Energy Finance Corp 8.25% 1/15/2029	450,000	464,074
Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/2030	1,552,000	1,611,552
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)(e)	335,000	348,977
Harvest Midstream I LP 7.5% 5/15/2032 (c)	565,000	592,208
Harvest Midstream I LP 7.5% 9/1/2028 (c)	50,000	51,060
Hess Midstream Operations LP 6.5% 6/1/2029 (c)(e)	1,550,000	1,583,041
Hilcorp Energy I LP / Hilcorp Finance Co 6.875% 5/15/2034 (c)	1,000,000	968,382
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)	500,000	527,584
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)	500,000	502,514
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (c)(e)	1,550,000	1,578,476
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (c)(e)	450,000	457,171
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)	1,301,000	1,320,242
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)(e)	2,107,000	2,194,030
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	473,000	453,235
Prairie Acquiror LP 9% 8/1/2029 (c)	500,000	518,182
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)	500,000	523,802
SM Energy Co 6.75% 8/1/2029 (c)	1,555,000	1,557,647
Summit Midstream Holdings LLC 8.625% 10/31/2029 (c)	1,819,000	1,911,105
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (c)	429,000	442,823
Sunoco LP 7% 5/1/2029 (c)	135,000	139,895
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)	500,000	482,742
Talos Production Inc 9.375% 2/1/2031 (c)(e)	825,000	848,932
TGNR Intermediate Holdings LLC 5.5% 10/15/2029 (c)	1,000,000	952,587
Venture Global LNG Inc 8.125% 6/1/2028 (c)	924,000	962,514
Venture Global LNG Inc 9.5% 2/1/2029 (c)	650,000	717,796
Venture Global LNG Inc 9.875% 2/1/2032 (c)(e)	972,000	1,063,059
Vital Energy Inc 7.75% 7/31/2029 (c)	214,000	212,400
		39,232,375
TOTAL ENERGY		45,274,710

Financials - 9.1%
Capital Markets - 0.9%
Acadian Asset Management Inc 4.8% 7/27/2026	1,770,000	1,744,533
AG TTMT Escrow Issuer LLC 8.625% 9/30/2027 (c)	640,000	661,875
Focus Financial Partners LLC 6.75% 9/15/2031 (c)(e)	641,000	646,322
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)	360,000	372,075
		3,424,805
Consumer Finance - 2.3%
Bread Financial Holdings Inc 9.75% 3/15/2029 (c)	950,000	1,021,692
Credit Acceptance Corp 6.625% 3/15/2030 (c)	500,000	500,740
Credit Acceptance Corp 9.25% 12/15/2028 (c)	450,000	480,280
Encore Capital Group Inc 8.5% 5/15/2030 (c)(e)	1,401,000	1,474,320
Enova International Inc 9.125% 8/1/2029 (c)	850,000	895,750
FirstCash Inc 5.625% 1/1/2030 (c)	794,000	779,077
OneMain Finance Corp 3.875% 9/15/2028 (e)	1,857,000	1,740,955
OneMain Finance Corp 6.625% 1/15/2028	731,000	744,176
OneMain Finance Corp 7.875% 3/15/2030	450,000	473,212
PRA Group Inc 8.875% 1/31/2030 (c)	515,000	542,137
		8,652,339
Financial Services - 4.2%
Clue Opco LLC 9.5% 10/15/2031 (c)(e)	234,000	241,254
Freedom Mortgage Corp 12% 10/1/2028 (c)	734,000	797,222
Freedom Mortgage Corp 12.25% 10/1/2030 (c)	300,000	335,926
Freedom Mortgage Holdings LLC 9.25% 2/1/2029 (c)	930,000	970,789
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	1,997,000	1,717,365
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	150,000	145,816
Jefferson Capital Holdin 9.5% 2/15/2029 (c)	500,000	534,236
Midcap Financial Issuer Trust 5.625% 1/15/2030 (c)	840,000	789,050
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (c)(e)	1,750,000	1,704,179
NCR Atleos Corp 9.5% 4/1/2029 (c)	2,224,000	2,427,827
NFE Financing LLC 12% 11/15/2029 (c)	1,823,758	1,802,241
PennyMac Financial Services Inc 5.75% 9/15/2031 (c)(e)	900,000	863,860
PennyMac Financial Services Inc 7.875% 12/15/2029 (c)	1,115,000	1,167,489
Provident Funding Associates LP / PFG Finance Corp 9.75% 9/15/2029 (c)	500,000	519,125
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)(e)	1,000,000	1,019,072
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)	500,000	516,888
		15,552,339
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)	1,055,000	1,089,107
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)	500,000	501,172
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (c)	725,000	739,051
AmWINS Group Inc 6.375% 2/15/2029 (c)(e)	500,000	505,667
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	854,000	878,827
		3,713,824
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (c)(e)	1,890,000	1,759,585
Rithm Capital Corp 8% 4/1/2029 (c)	500,000	507,542
Starwood Property Trust Inc 4.375% 1/15/2027 (c)(e)	502,000	490,124
		2,757,251
TOTAL FINANCIALS		34,100,558

Health Care - 6.0%
Health Care Equipment & Supplies - 1.1%
Bausch + Lomb Corp 8.375% 10/1/2028 (c)	853,000	889,253
Medline Borrower LP 5.25% 10/1/2029 (c)(e)	542,000	525,420
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)(e)	1,630,000	1,654,373
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)(e)	992,000	1,020,402
		4,089,448
Health Care Providers & Services - 3.2%
AMN Healthcare Inc 4% 4/15/2029 (c)	266,000	242,877
CHS/Community Health Systems Inc 10.875% 1/15/2032 (c)	1,650,000	1,687,901
DaVita Inc 3.75% 2/15/2031 (c)	1,000,000	877,336
DaVita Inc 4.625% 6/1/2030 (c)	1,949,000	1,807,649
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)	300,000	289,093
Heartland Dental LLC / Heartland Dental Finance Corp 10.5% 4/30/2028 (c)	2,950,000	3,138,983
LifePoint Health Inc 11% 10/15/2030 (c)	1,600,000	1,760,698
LifePoint Health Inc 9.875% 8/15/2030 (c)(e)	342,000	365,117
Owens & Minor Inc 6.625% 4/1/2030 (c)(e)	195,000	179,676
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)	500,000	473,446
Star Parent Inc 9% 10/1/2030 (c)	400,000	418,685
Tenet Healthcare Corp 5.125% 11/1/2027	99,500	98,341
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)	626,000	639,927
		11,979,729
Pharmaceuticals - 1.7%
Bausch Health Cos Inc 4.875% 6/1/2028 (c)	1,825,000	1,583,188
Endo Finance Holdings Inc 8.5% 4/15/2031 (c)(e)	460,000	493,013
HLF Financing Sarl LLC / Herbalife International Inc 12.25% 4/15/2029 (c)	1,793,000	1,930,035
HLF Financing Sarl LLC / Herbalife International Inc 4.875% 6/1/2029 (c)	576,000	443,023
Jazz Securities DAC 4.375% 1/15/2029 (c)	1,500,000	1,438,504
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)(e)	300,000	307,806
Perrigo Finance Unlimited Co 6.125% 9/30/2032	345,000	345,000
		6,540,569
TOTAL HEALTH CARE		22,609,746

Industrials - 14.1%
Aerospace & Defense - 2.1%
Spirit AeroSystems Inc 9.375% 11/30/2029 (c)	756,000	812,005
TransDigm Inc 4.625% 1/15/2029	2,500,000	2,376,301
TransDigm Inc 4.875% 5/1/2029 (e)	2,025,000	1,934,706
TransDigm Inc 6.875% 12/15/2030 (c)	2,588,000	2,655,529
		7,778,541
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (c)(e)	843,000	866,071
Building Products - 0.7%
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (c)	300,000	319,046
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)(e)	375,000	383,078
Griffon Corp 5.75% 3/1/2028	1,281,000	1,269,320
Masterbrand Inc 7% 7/15/2032 (c)	250,000	254,467
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)	240,000	244,581
		2,470,492
Commercial Services & Supplies - 3.5%
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)	1,356,000	1,398,363
Artera Services LLC 8.5% 2/15/2031 (c)	1,250,000	1,251,160
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	400,000	407,386
Brink's Co/The 6.5% 6/15/2029 (c)	590,000	604,293
GEO Group Inc/The 10.25% 4/15/2031	1,377,000	1,508,724
GEO Group Inc/The 8.625% 4/15/2029	1,260,000	1,333,833
GFL Environmental Inc 4% 8/1/2028 (c)	3,780,000	3,585,788
Neptune Bidco US Inc 9.29% 4/15/2029 (c)(e)	700,000	626,500
Williams Scotsman Inc 4.625% 8/15/2028 (c)	2,303,000	2,237,952
		12,953,999
Construction & Engineering - 0.7%
Arcosa Inc 4.375% 4/15/2029 (c)(e)	487,000	460,762
Arcosa Inc 6.875% 8/15/2032 (c)	1,035,000	1,059,537
Dycom Industries Inc 4.5% 4/15/2029 (c)	1,163,000	1,102,593
		2,622,892
Electrical Equipment - 0.5%
EnerSys 4.375% 12/15/2027 (c)(e)	1,238,000	1,201,669
WESCO Distribution Inc 6.375% 3/15/2033 (c)	570,000	575,308
		1,776,977
Ground Transportation - 1.0%
Brightline East LLC 11% 1/31/2030 (c)(e)	500,000	457,343
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)	965,000	972,903
RXO Inc 7.5% 11/15/2027 (c)(e)	1,850,000	1,898,563
Watco Cos LLC / Watco Finance Corp 7.125% 8/1/2032 (c)	300,000	308,890
		3,637,699
Industrial Conglomerates - 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (c)	450,000	437,938
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (c)	213,000	205,506
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)(e)	500,000	518,942
		1,162,386
Machinery - 1.6%
Allison Transmission Inc 3.75% 1/30/2031 (c)	3,683,000	3,310,896
Allison Transmission Inc 5.875% 6/1/2029 (c)	93,000	92,883
Chart Industries Inc 7.5% 1/1/2030 (c)	15,000	15,672
Esab Corp 6.25% 4/15/2029 (c)(e)	2,026,000	2,058,440
Trinity Industries Inc 7.75% 7/15/2028 (c)	500,000	522,126
		6,000,017
Passenger Airlines - 2.1%
Allegiant Travel Co 7.25% 8/15/2027 (c)(e)	1,882,000	1,901,339
American Airlines Inc 7.25% 2/15/2028 (c)(e)	285,000	291,421
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)	269,014	268,734
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)	2,089,000	2,211,421
United Airlines Inc 4.375% 4/15/2026 (c)	2,570,900	2,538,387
United Airlines Inc 4.625% 4/15/2029 (c)	538,000	518,642
		7,729,944
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (c)	885,000	903,306
Trading Companies & Distributors - 1.3%
Alta Equipment Group Inc 9% 6/1/2029 (c)(e)	2,040,000	1,893,551
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)	922,000	948,335
BlueLinx Holdings Inc 6% 11/15/2029 (c)	2,038,000	1,973,490
		4,815,376
TOTAL INDUSTRIALS		52,717,700

Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.3%
CPI CG Inc 10% 7/15/2029 (c)	205,000	221,263
Insight Enterprises Inc 6.625% 5/15/2032 (c)	250,000	254,450
Lightning Power LLC 7.25% 8/15/2032 (c)	305,000	316,964
Sensata Technologies Inc 6.625% 7/15/2032 (c)(e)	340,000	345,762
		1,138,439
IT Services - 0.5%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)	605,000	600,463
Sabre GLBL Inc 10.75% 11/15/2029 (c)(e)	353,000	376,198
Sabre GLBL Inc 8.625% 6/1/2027 (c)(e)	783,000	805,111
Sabre GLBL Inc 9.25% 4/15/2025 (c)	900	901
		1,782,673
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 4.75% 4/15/2029 (c)	2,203,000	2,129,011
Software - 1.0%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (c)	300,000	283,500
Clarivate Science Holdings Corp 4.875% 7/1/2029 (c)(e)	250,000	229,407
Cloud Software Group Inc 6.5% 3/31/2029 (c)	1,009,000	992,485
Cloud Software Group Inc 8.25% 6/30/2032 (c)	800,000	829,530
Consensus Cloud Solutions Inc 6.5% 10/15/2028 (c)(e)	265,000	265,797
Gen Digital Inc 6.75% 9/30/2027 (c)	10,000	10,182
SS&C Technologies Inc 6.5% 6/1/2032 (c)(e)	1,000,000	1,023,034
		3,633,935
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.125% 7/15/2029	203	179
Xerox Corp 4.8% 3/1/2035	392,000	224,741
Xerox Holdings Corp 5% 8/15/2025 (c)	36,000	35,784
		260,704
TOTAL INFORMATION TECHNOLOGY		8,944,762

Materials - 5.9%
Chemicals - 2.6%
Axalta Coating Systems LLC 3.375% 2/15/2029 (c)(e)	1,050,000	969,421
Chemours Co/The 5.75% 11/15/2028 (c)	1,120,000	1,062,538
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (c)	2,805,000	2,754,718
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)	550,000	559,515
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)	900,000	947,238
Rain Carbon Inc 12.25% 9/1/2029 (c)(e)	3,405,000	3,611,432
		9,904,862
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	600,000	644,353
Containers & Packaging - 1.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)	360,000	358,234
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)	485,000	489,878
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)(e)	500,000	509,360
Graphic Packaging International LLC 6.375% 7/15/2032 (c)(e)	2,039,000	2,068,553
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)	730,000	741,070
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc 4.375% 10/15/2028 (c)(e)	500,000	502,504
Sealed Air Corp 6.5% 7/15/2032 (c)(e)	2,263,000	2,319,302
		6,988,901
Metals & Mining - 1.1%
Arsenal AIC Parent LLC 8% 10/1/2030 (c)	170,000	177,157
ATI Inc 7.25% 8/15/2030 (e)	1,824,000	1,896,482
Carpenter Technology Corp 7.625% 3/15/2030	540,000	557,506
Century Aluminum Co 7.5% 4/1/2028 (c)	405,000	410,273
Novelis Inc 6.875% 1/30/2030 (c)	500,000	511,144
SunCoke Energy Inc 4.875% 6/30/2029 (c)	675,000	627,491
		4,180,053
Paper & Forest Products - 0.1%
LABL Inc 9.5% 11/1/2028 (c)	325,000	312,111
TOTAL MATERIALS		22,030,280

Real Estate - 5.1%
Diversified REITs - 0.9%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (c)	3,099,000	2,905,929
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (c)	570,000	547,075
		3,453,004
Hotel & Resort REITs - 1.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (c)	2,500,000	2,390,788
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)(e)	210,000	214,497
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (c)(e)	3,096,000	3,136,286
Service Properties Trust 5.25% 2/15/2026	181,000	178,553
Service Properties Trust 8.625% 11/15/2031 (c)	100,000	107,114
		6,027,238
Real Estate Management & Development - 2.0%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)(e)	996,000	919,846
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (c)(e)	428,000	432,222
Five Point Operating Co LP / Five Point Capital Corp 10.5% 1/15/2028 (c)(g)	3,619,000	3,695,462
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (c)	130,000	136,761
Howard Hughes Corp/The 4.125% 2/1/2029 (c)	1,444,000	1,325,615
Howard Hughes Corp/The 4.375% 2/1/2031 (c)	604,000	538,542
Kennedy-Wilson Inc 4.75% 2/1/2030 (e)	306,000	279,878
		7,328,326
Retail REITs - 0.4%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.5% 4/1/2027 (c)	481,000	463,431
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (c)	882,000	879,153
		1,342,584
Specialized REITs - 0.2%
Iron Mountain Inc 4.5% 2/15/2031 (c)	900,000	834,856
TOTAL REAL ESTATE		18,986,008

Utilities - 2.5%
Electric Utilities - 1.1%
Edison International 8.125% 6/15/2053 (d)	1,800,000	1,773,406
NRG Energy Inc 3.375% 2/15/2029 (c)(e)	1,834,000	1,686,360
Topaz Solar Farms LLC 5.75% 9/30/2039 (c)	500,000	482,105
Vistra Operations Co LLC 6.875% 4/15/2032 (c)(e)	100,000	103,198
		4,045,069
Gas Utilities - 1.3%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027	2,800,000	2,701,685
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (c)	2,071,000	2,093,711
		4,795,396
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (c)(e)	395,000	400,616
Sunnova Energy Corp 11.75% 10/1/2028 (c)	200,000	113,999
		514,615
TOTAL UTILITIES		9,355,080

TOTAL UNITED STATES		299,586,925
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $360,981,439)		365,323,680

Money Market Funds - 12.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.35	3,355,170	3,355,841
Fidelity Securities Lending Cash Central Fund (h)(i)	4.35	44,523,288	44,527,740
TOTAL MONEY MARKET FUNDS (Cost $47,883,581)			47,883,581

TOTAL INVESTMENT IN SECURITIES - 110.3% (Cost $408,971,249)	413,319,221
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(38,605,871)
NET ASSETS - 100.0%	374,713,350

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	27	Jun 2025	2,999,531	60,910	60,910
CBOT 5 Year US Treasury Notes Contracts (United States)	14	Jun 2025	1,511,125	22,515	22,515

TOTAL FUTURES CONTRACTS					83,425
The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $111,960 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,047,541 or 88.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,485,704	71,266,411	71,396,274	94,399	-	-	3,355,841	3,355,170	0.0%
Fidelity Securities Lending Cash Central Fund	18,003,768	128,380,648	101,856,676	35,754	-	-	44,527,740	44,523,288	0.2%
Total	21,489,472	199,647,059	173,252,950	130,153	-	-	47,883,581	47,878,458

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	111,960	111,960	-	-

Non-Convertible Corporate Bonds
Communication Services	34,269,452	-	34,269,452	-
Consumer Discretionary	67,466,030	-	67,466,030	-
Consumer Staples	8,871,827	-	8,871,827	-
Energy	54,187,392	-	54,187,392	-
Financials	41,910,364	-	41,910,364	-
Health Care	22,609,746	-	22,609,746	-
Industrials	57,251,317	-	57,251,317	-
Information Technology	13,326,398	-	13,326,398	-
Materials	35,358,359	-	35,358,359	-
Real Estate	18,986,008	-	18,986,008	-
Utilities	11,086,787	-	11,086,787	-

Money Market Funds	47,883,581	47,883,581	-	-
Total Investments in Securities:	413,319,221	47,995,541	365,323,680	-
Derivative Instruments:

Assets
Futures Contracts	83,425	83,425	-	-
Total Assets	83,425	83,425	-	-
Total Derivative Instruments:	83,425	83,425	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	83,425	0
Total Interest Rate Risk	83,425	0
Total Value of Derivatives	83,425	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced High Yield ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,876,067) - See accompanying schedule:
Unaffiliated issuers (cost $361,087,668)	$365,435,640
Fidelity Central Funds (cost $47,883,581)	47,883,581

Total Investment in Securities (cost $408,971,249)		$413,319,221
Segregated cash with brokers for derivative instruments		68,125
Receivable for investments sold		2,196,450
Receivable for fund shares sold		4,866,402
Interest receivable		6,839,462
Distributions receivable from Fidelity Central Funds		23,947
Receivable for daily variation margin on futures contracts		16,937
Total assets		427,330,544
Liabilities
Payable to custodian bank	$319,969
Payable for investments purchased
Regular delivery	5,334,727
Delayed delivery	395,000
Distributions payable	1,932,700
Accrued management fee	107,058
Collateral on securities loaned	44,527,740
Total liabilities		52,617,194
Net Assets		$374,713,350
Net Assets consist of:
Paid in capital		$401,504,459
Total accumulated earnings (loss)		(26,791,109)
Net Assets		$374,713,350
Net Asset Value, offering price and redemption price per share ($374,713,350 ÷ 7,700,000 shares)		$48.66
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$12,480,511
Income from Fidelity Central Funds (including $35,754 from security lending)		130,153
Total income		12,610,664
Expenses
Management fee	$648,480
Independent trustees' fees and expenses	697
Miscellaneous	609
Total expenses before reductions	649,786
Expense reductions	(2,978)
Total expenses after reductions		646,808
Net Investment income (loss)		11,963,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	818,909
Redemptions in-kind	1,128,032
Futures contracts	(272,974)
Total net realized gain (loss)		1,673,967
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,090,285)
Futures contracts	83,425
Total change in net unrealized appreciation (depreciation)		(3,006,860)
Net gain (loss)		(1,332,893)
Net increase (decrease) in net assets resulting from operations		$10,630,963
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,963,856	$19,886,765
Net realized gain (loss)	1,673,967	(3,217,822)
Change in net unrealized appreciation (depreciation)	(3,006,860)	16,281,667
Net increase (decrease) in net assets resulting from operations	10,630,963	32,950,610
Distributions to shareholders	(11,787,900)	(19,768,000)

Share transactions
Proceeds from sales of shares	85,291,144	109,808,672
Cost of shares redeemed	(43,574,686)	(77,087,375)

Net increase (decrease) in net assets resulting from share transactions	41,716,458	32,721,297
Total increase (decrease) in net assets	40,559,521	45,903,907

Net Assets
Beginning of period	334,153,829	288,249,922
End of period	$374,713,350	$334,153,829

Other Information
Shares
Sold	1,750,000	2,300,000
Redeemed	(900,000)	(1,650,000)
Net increase (decrease)	850,000	650,000

Financial Highlights
Fidelity® Enhanced High Yield ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.78	$46.49	$46.22	$56.07	$54.49	$52.32
Income from Investment Operations
Net investment income (loss) A,B	1.643	3.198	2.781	2.383	2.250	2.518
Net realized and unrealized gain (loss)	(.171)	2.264	.297	(8.748)	2.335	2.323
Total from investment operations	1.472	5.462	3.078	(6.365)	4.585	4.841
Distributions from net investment income	(1.592)	(3.172)	(2.808)	(2.355)	(2.195)	(2.429)
Distributions from net realized gain	-	-	-	(1.128)	(.808)	(.242)
Total distributions	(1.592)	(3.172)	(2.808)	(3.483)	(3.003)	(2.671)
Net asset value, end of period	$48.66	$48.78	$46.49	$46.22	$56.07	$54.49
Total Return C,D,E	3.07%	12.20%	6.90%	(11.85)%	8.66%	9.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H,I	.46%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.37 % H,I	.46%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.37% H,I	.46%	.45%	.45%	.45%	.45%
Net investment income (loss)	6.81% H,I	6.76%	6.02%	4.64%	4.07%	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$374,713	$334,154	$288,250	$274,996	$277,532	$114,421
Portfolio turnover rate J	60 % H,K	51% K	84% K	72% K	177% K	179% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Preferred Securities & Income ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
CANADA - 0.1%
Utilities - 0.1%
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp 3 month U.S. LIBOR + 0%, 9.6032% (b)(c)	3,000	77,550
UNITED STATES - 2.6%
Financials - 2.3%
Banks - 1.8%
Wells Fargo & Co Series L, 7.5%	750	913,966
Capital Markets - 0.2%
Ares Management Corp 6.75% Series B	2,400	129,384
Financial Services - 0.3%
Apollo Global Management Inc Series A, 6.75%	1,700	133,958
TOTAL FINANCIALS		1,177,308

Information Technology - 0.1%
Software - 0.1%
MicroStrategy Inc 8%	600	56,147
Utilities - 0.2%
Electric Utilities - 0.2%
PG&E Corp Series A, 6%	3,000	126,120
TOTAL UNITED STATES		1,359,575
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,382,817)		1,437,125

Non-Convertible Corporate Bonds - 25.4%
	Principal Amount (a)	Value ($)
CANADA - 9.2%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 7% 4/15/2055 (b)	158,000	158,700
Energy - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Enbridge Inc 8.5% 1/15/2084 (b)	2,330,000	2,582,563
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)(d)	195,000	200,935
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)(d)	195,000	200,416
Transcanada Trust 5.3% 3/15/2077 (b)	161,000	156,943
Transcanada Trust 5.5% 9/15/2079 (b)	128,000	123,486
Transcanada Trust 5.6% 3/7/2082 (b)	335,000	313,251
Transcanada Trust 5.625% 5/20/2075 (b)	805,000	803,555
Transcanada Trust 5.875% 8/15/2076 (b)	129,000	128,112
		4,509,261
Utilities - 0.6%
Electric Utilities - 0.2%
Emera Inc 6.75% 6/15/2076 (b)	125,000	125,999
Gas Utilities - 0.4%
AltaGas Ltd 7.2% 10/15/2054 (b)(d)	200,000	200,183
TOTAL UTILITIES		326,182

TOTAL CANADA		4,994,143
GERMANY - 0.4%
Financials - 0.4%
Insurance - 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/2042 (b)(d)	200,000	204,746
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	150,000	154,585
JAPAN - 2.5%
Financials - 2.5%
Insurance - 2.5%
Meiji Yasuda Life Insurance Co 5.1% 4/26/2048 (b)(d)	200,000	199,634
Meiji Yasuda Life Insurance Co 5.2% 10/20/2045 (b)(d)	200,000	200,181
Nippon Life Insurance Co 2.75% 1/21/2051 (b)(d)	200,000	172,875
Nippon Life Insurance Co 3.4% 1/23/2050 (b)(d)	100,000	91,663
Nippon Life Insurance Co 4.7% 1/20/2046 (b)(d)	200,000	199,611
Nippon Life Insurance Co 6.25% 9/13/2053 (b)(d)	200,000	209,105
Sumitomo Life Insurance Co 4% 9/14/2077 (b)(d)	270,000	262,644

TOTAL JAPAN		1,335,713
UNITED KINGDOM - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC 7% 4/4/2079 (b)	400,000	411,333
UNITED STATES - 12.3%
Communication Services - 0.4%
Media - 0.4%
Paramount Global 6.25% 2/28/2057 (b)	80,000	76,970
Paramount Global 6.375% 3/30/2062 (b)	125,000	121,449
		198,419
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP 8% 5/15/2054 (b)	35,000	37,215
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	126,000	123,998
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)	67,000	65,663
Enterprise Products Operating LLC CME Term SOFR 3 month Index + 2.986%, 7.5706% 8/16/2077 (b)(c)	33,000	32,809
		259,685
Financials - 4.1%
Capital Markets - 0.1%
Ares Finance Co III LLC 4.125% 6/30/2051 (b)(d)	75,000	72,274
Financial Services - 0.2%
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	129,829
Insurance - 3.8%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	420,000	408,013
Assurant Inc 7% 3/27/2048 (b)	61,000	62,290
Liberty Mutual Group Inc 4.125% 12/15/2051 (b)(d)	150,000	143,475
Liberty Mutual Group Inc 4.3% 2/1/2061 (d)	125,000	80,386
MetLife Inc 10.75% 8/1/2069 (b)	128,000	173,316
MetLife Inc 6.4% 12/15/2066 (b)	319,000	330,613
PartnerRe Finance B LLC 4.5% 10/1/2050 (b)	67,000	62,096
Prudential Financial Inc 3.7% 10/1/2050 (b)	200,000	179,590
Prudential Financial Inc 5.125% 3/1/2052 (b)	150,000	142,771
Prudential Financial Inc 6% 9/1/2052 (b)	200,000	199,936
Prudential Financial Inc 6.75% 3/1/2053 (b)	250,000	260,709
		2,043,195
Health Care - 1.1%
Health Care Providers & Services - 1.1%
CVS Health Corp 6.75% 12/10/2054 (b)	429,000	428,975
CVS Health Corp 7% 3/10/2055 (b)	164,000	165,481
		594,456
Utilities - 6.2%
Electric Utilities - 2.6%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	135,000	128,576
Edison International 7.875% 6/15/2054 (b)	15,000	14,622
NextEra Energy Capital Holdings Inc 5.65% 5/1/2079 (b)	234,000	229,761
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)	263,000	263,892
PG&E Corp 7.375% 3/15/2055 (b)	271,000	267,833
Southern Co/The 3.75% 9/15/2051 (b)	400,000	387,876
Southern Co/The 6.375% 3/15/2055 (b)	135,000	135,881
		1,428,441
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 6.95% 7/15/2055 (b)	140,000	135,726
Multi-Utilities - 3.3%
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	138,000	136,844
CMS Energy Corp 3.75% 12/1/2050 (b)	409,000	360,439
CMS Energy Corp 4.75% 6/1/2050 (b)	150,000	142,183
Dominion Energy Inc 6.625% 5/15/2055 (b)	500,000	504,677
Sempra 4.125% 4/1/2052 (b)	710,000	670,768
		1,814,911
TOTAL UTILITIES		3,379,078

TOTAL UNITED STATES		6,676,936
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $13,661,323)		13,777,456

Non-Convertible Preferred Stocks - 23.5%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd Series G, 4.2%	1,550	25,621
CANADA - 0.3%
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 7.25%	2,100	51,933
Utilities - 0.2%
Electric Utilities - 0.0%
Brookfield Infrastructure Finance ULC 7.25%	1,100	27,444
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	46,679
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP 5.125%	825	15,519
Brookfield Infrastructure Partners LP Series A, 5%	825	14,594
		30,113
TOTAL UTILITIES		104,236

TOTAL CANADA		156,169
NETHERLANDS - 0.2%
Financials - 0.2%
Insurance - 0.2%
AEGON Funding Co LLC 5.1%	3,950	81,568
UNITED STATES - 23.0%
Communication Services - 2.2%
Diversified Telecommunication Services - 1.4%
AT&T Inc 4.75%	21,000	418,950
AT&T Inc 5.35%	3,500	83,860
Qwest Corp 6.5%	5,900	106,377
Qwest Corp 6.75%	7,400	136,826
		746,013
Wireless Telecommunication Services - 0.8%
Telephone and Data Systems Inc 6%	3,500	65,205
Telephone and Data Systems Inc 6.625%	1,500	32,370
United States Cellular Corp 5.5%	3,500	77,910
United States Cellular Corp 5.5%	3,500	78,120
United States Cellular Corp 6.25%	8,500	203,235
		456,840
TOTAL COMMUNICATION SERVICES		1,202,853

Financials - 14.0%
Banks - 6.3%
Bank of America Corp 4.25%	19,900	374,518
Bank of America Corp 4.375%	26,000	506,220
Bank of America Corp 4.75%	6,400	132,800
Bank of America Corp Series PP, 4.125%	28,500	522,975
Cadence Bank 5.5%	2,000	42,120
Citizens Financial Group Inc Series E, 5%	2,000	40,440
Fifth Third Bancorp Series K, 4.95%	800	18,120
JPMorgan Chase & Co 4.55%	22,900	471,511
JPMorgan Chase & Co Series MM, 4.2%	32,600	629,180
Regions Financial Corp 4.45%	500	9,140
Regions Financial Corp 5.7% (b)	3,000	73,500
US Bancorp Series M, 4%	2,000	35,340
Webster Financial Corp Series F, 5.25%	750	15,315
Wells Fargo & Co 4.25%	7,200	134,424
Wells Fargo & Co 4.7%	9,400	189,410
Wells Fargo & Co Series CC, 4.375%	7,000	133,630
Western Alliance Bancorp 4.25% (b)	1,500	34,125
Wintrust Financial Corp 6.5% (b)	2,000	50,393
		3,413,161
Capital Markets - 3.3%
Affiliated Managers Group Inc 4.75%	3,000	56,310
Brookfield Oaktree Holdings LLC Series A, 6.625%	7,000	155,796
Brookfield Oaktree Holdings LLC Series B, 6.55%	7,000	152,670
Charles Schwab Corp/The 4.45%	4,500	88,875
Morgan Stanley 5.85% (b)	16,000	400,480
Morgan Stanley 6.625%	14,500	378,160
Morgan Stanley Series O, 4.25%	12,800	243,584
Northern Trust Corp Series E, 4.7%	1,500	30,945
State Street Corp 5.35% (b)	1,000	24,100
Stifel Financial Corp Series D, 4.5%	13,000	239,720
		1,770,640
Consumer Finance - 0.3%
Capital One Financial Corp 5%	7,100	142,355
Navient Corp 6%	1,500	29,070
		171,425
Financial Services - 1.0%
Carlyle Finance LLC 4.625%	7,400	134,014
Corebridge Financial Inc 6.375%	4,400	109,780
Equitable Holdings Inc 4.3%	1,000	18,415
Equitable Holdings Inc Series A, 5.25%	3,000	64,380
KKR Group Finance Co IX LLC 4.625%	5,000	96,700
Voya Financial Inc 5.35% (b)	5,000	124,289
		547,578
Insurance - 3.1%
Allstate Corp/The 5.1%	10,000	221,500
Allstate Corp/The Series I, 4.75%	2,000	41,200
American Financial Group Inc/OH 4.5%	6,000	106,980
Arch Capital Group Ltd 5.45%	2,000	43,640
Arch Capital Group Ltd Series G, 4.55%	2,250	42,137
Assurant Inc 5.25%	2,500	50,425
Athene Holding Ltd 7.25% (b)	8,800	227,832
Athene Holding Ltd Series A, 6.35% (b)	2,500	62,900
Athene Holding Ltd Series D, 4.875%	4,000	73,040
Brighthouse Financial Inc 5.375%	4,000	67,800
Brighthouse Financial Inc 6.75%	2,000	44,360
Brighthouse Financial Inc Series A, 6.6%	2,000	42,880
Brighthouse Financial Inc Series D, 4.625%	4,000	60,920
Enstar Group Ltd 7% (b)	3,900	82,407
F&G Annuities & Life Inc 7.3%	2,100	52,206
MetLife Inc Series F, 4.75%	6,400	132,928
Prudential Financial Inc 5.625%	1,500	35,730
Reinsurance Group of America Inc 7.125% (b)	4,000	104,400
Unum Group 6.25%	3,500	87,255
W R Berkley Corp 4.25%	5,000	90,400
		1,670,940
TOTAL FINANCIALS		7,573,744

Industrials - 0.6%
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd Series C, 8.25% (b)	4,000	103,599
Wesco International Inc 10.625% (b)	9,000	232,830
		336,429
Real Estate - 1.9%
Office REITs - 0.3%
Vornado Realty Trust Series L, 5.4%	8,800	162,888
Real Estate Management & Development - 0.3%
Brookfield Property Partners LP 5.75%	1,900	27,265
Brookfield Property Partners LP 6.375%	1,700	26,197
Brookfield Property Partners LP 6.5%	1,700	27,622
Brookfield Property Preferred LP 6.25%	4,700	76,798
		157,882
Residential REITs - 0.0%
American Homes 4 Rent Series H, 6.25%	1,000	24,190
Specialized REITs - 1.3%
Digital Realty Trust Inc 5.25%	1,750	37,888
Digital Realty Trust Inc Series L, 5.2%	10,000	212,000
Public Storage Operating Co 4%	20,000	345,800
Public Storage Operating Co Series H, 5.6%	1,500	36,255
Public Storage Operating Co Series I, 4.875%	1,500	31,350
		663,293
TOTAL REAL ESTATE		1,008,253

Utilities - 4.3%
Electric Utilities - 3.6%
Entergy Louisiana LLC 4.875%	1,000	21,290
NextEra Energy Capital Holdings Inc 5.65%	5,600	131,936
SCE Trust II 5.1%	8,331	153,957
SCE Trust V 5.45% (b)	1,550	37,278
Southern Co/The 4.2%	65,198	1,227,678
Southern Co/The Series A, 4.95%	5,000	105,000
Southern Co/The Series A, 6.5%	10,300	266,770
		1,943,909
Multi-Utilities - 0.7%
DTE Energy Co 4.375%	2,825	52,824
DTE Energy Co 4.375%	1,000	18,430
SCE Trust VI 5%	9,975	180,348
Sempra 5.75%	5,700	130,074
		381,676
TOTAL UTILITIES		2,325,585

TOTAL UNITED STATES		12,446,864
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $13,158,998)		12,710,222

Preferred Securities - 45.8%
	Principal Amount (a)	Value ($)
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Inc 5.5% 7/15/2077 (b)	126,000	123,820
Enbridge Inc 5.75% 7/15/2080 (b)	126,000	123,737
Enbridge Inc 6% 1/15/2077 (b)	68,000	68,133
Enbridge Inc 6.25% 3/1/2078 (b)	123,000	126,024
Enbridge Inc 8.25% 1/15/2084 (b)	100,000	106,658

TOTAL CANADA		548,372
FRANCE - 2.1%
Financials - 1.7%
Banks - 1.7%
BNP Paribas SA 7.375% (b)(d)(e)	825,000	862,150
Utilities - 0.4%
Electric Utilities - 0.4%
Electricite de France SA 9.125% (b)(d)(e)	200,000	232,429
TOTAL FRANCE		1,094,579
JAPAN - 1.4%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Rakuten Group Inc 8.125% (b)(d)(e)	300,000	307,979
Financials - 0.9%
Insurance - 0.9%
Dai-ichi Life Insurance Co Ltd/The 4% (b)(d)(e)	200,000	198,098
Dai-ichi Life Insurance Co Ltd/The 6.2% (b)(d)(e)	260,000	267,868
		465,966
TOTAL JAPAN		773,945
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 7.625% (b)(e)	200,000	200,306
Standard Chartered PLC 7.625% (b)(d)(e)	200,000	203,901

TOTAL UNITED KINGDOM		404,207
UNITED STATES - 40.6%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
General Motors Financial Co Inc 5.7% (b)(e)	252,000	250,009
Energy - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
BP Capital Markets PLC 4.375% (b)(e)	125,000	126,678
BP Capital Markets PLC 4.875% (b)(e)	525,000	508,961
BP Capital Markets PLC 6.125% (b)(e)	275,000	276,929
BP Capital Markets PLC 6.45% (b)(e)	215,000	226,534
Energy Transfer LP 6.625% (b)(e)	2,275,000	2,267,185
Energy Transfer LP Series G, 7.125% (b)(e)	190,000	197,092
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (b)(c)(e)	230,000	230,490
Venture Global LNG Inc 9% (b)(d)(e)	640,000	675,135
		4,509,004
Financials - 27.4%
Banks - 11.7%
Bank of America Corp 6.1% (b)(e)	200,000	204,781
Bank of America Corp 6.125% (b)(e)	100,000	101,791
Citigroup Inc 3.875% (b)(e)	400,000	390,943
Citigroup Inc 4% (b)(e)	285,000	282,350
Citigroup Inc 4.15% (b)(e)	89,000	86,323
Citigroup Inc 5.95% (b)(e)	393,000	399,636
Citigroup Inc 6.75% (b)(e)	200,000	200,738
Citigroup Inc 6.95% (b)(e)	525,000	530,612
Citigroup Inc 7% (b)(e)	270,000	284,714
Citigroup Inc 7.125% (b)(e)	220,000	225,242
Fifth Third Bancorp 4.5% (b)(e)	50,000	49,855
Huntington Bancshares Inc/OH 5.625% (b)(e)	226,000	224,996
JPMorgan Chase & Co 4% (b)(e)	1,005,000	1,020,617
JPMorgan Chase & Co 6.5% (b)(e)	255,000	262,069
JPMorgan Chase & Co 6.875% (b)(e)	145,000	154,703
KeyCorp 5% (b)(e)	155,000	154,643
M&T Bank Corp 5.125% (b)(e)	50,000	50,441
PNC Financial Services Group Inc/The 3.4% (b)(e)	195,000	186,469
PNC Financial Services Group Inc/The 6.25% (b)(e)	160,000	162,726
Regions Financial Corp 5.75% (b)(e)	75,000	75,725
Truist Financial Corp 5.1% (b)(e)	403,000	403,311
Truist Financial Corp 5.125% (b)(e)	60,000	59,159
US Bancorp 3.7% (b)(e)	140,000	134,226
Wells Fargo & Co 3.9% (b)(e)	556,000	549,768
Wells Fargo & Co 7.625% (b)(e)	75,000	80,958
		6,276,796
Capital Markets - 10.5%
Bank of New York Mellon Corp/The 3.7% (b)(e)	1,370,000	1,349,668
Bank of New York Mellon Corp/The 3.75% (b)(e)	96,000	92,604
Charles Schwab Corp/The 4% (b)(e)	200,000	197,163
Charles Schwab Corp/The 4% (b)(e)	831,000	752,220
Goldman Sachs Group Inc/The 4.125% (b)(e)	779,000	764,201
Goldman Sachs Group Inc/The 5 year U.S. Treasury Index + 2.85%, 7.186% (b)(c)(e)	200,000	201,879
Goldman Sachs Group Inc/The 5.3% (b)(e)	79,000	79,932
Goldman Sachs Group Inc/The 6.125% (b)(e)	480,000	487,834
Goldman Sachs Group Inc/The 6.85% (b)(e)	955,000	980,905
Goldman Sachs Group Inc/The 7.5% (b)(e)	160,000	171,341
Morgan Stanley 5.875% (b)(e)	435,000	446,717
Northern Trust Corp 4.6% (b)(e)	155,000	155,949
		5,680,413
Consumer Finance - 4.2%
Ally Financial Inc 4.7% (b)(e)	685,000	622,804
Ally Financial Inc 4.7% (b)(e)	470,000	455,906
American Express Co 3.55% (b)(e)	217,000	211,880
Capital One Financial Corp 3.95% (b)(e)	560,000	546,251
Discover Financial Services 5.5% (b)(e)	315,000	313,463
Discover Financial Services 6.125% (b)(e)	105,000	107,757
		2,258,061
Financial Services - 0.1%
Equitable Holdings Inc 4.95% (b)(e)	75,000	75,389
Insurance - 0.9%
Markel Group Inc 6% (b)(e)	200,000	202,493
MetLife Inc 3.85% (b)(e)	275,000	277,225
SBL Holdings Inc 6.5% (b)(d)(e)	34,000	32,216
		511,934
Industrials - 1.9%
Trading Companies & Distributors - 1.9%
Air Lease Corp 4.125% (b)(e)	261,000	252,542
Air Lease Corp 4.65% (b)(e)	300,000	297,354
Air Lease Corp 6% (b)(e)	70,000	69,526
Aircastle Ltd 5.25% (b)(d)(e)	416,000	419,255
		1,038,677
Utilities - 2.5%
Electric Utilities - 0.7%
Edison International 5% (b)(e)	219,000	205,306
Edison International 5.375% (b)(e)	186,000	183,170
		388,476
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp 7% (b)(d)(e)	470,000	484,514
Vistra Corp 8% (b)(d)(e)	100,000	105,844
		590,358
Multi-Utilities - 0.7%
Dominion Energy Inc 4.35% (b)(e)	225,000	221,362
Sempra 4.875% (b)(e)	170,000	171,989
		393,351
TOTAL UTILITIES		1,372,185

TOTAL UNITED STATES		21,972,468
TOTAL PREFERRED SECURITIES (Cost $24,152,556)		24,793,571

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,340,796)	4.35	1,340,528	1,340,796

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $53,696,490)	54,059,170
NET OTHER ASSETS (LIABILITIES) - 0.2%	133,578
NET ASSETS - 100.0%	54,192,748

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT US Treasury Long Term Bond Contracts (United States)	5	Jun 2025	620,625	24,248	24,248

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,635,530 or 12.2% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	271,437	17,830,634	16,761,275	18,598	-	-	1,340,796	1,340,528	0.0%
Total	271,437	17,830,634	16,761,275	18,598	-	-	1,340,796	1,340,528

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Convertible Preferred Stocks
Financials	1,177,308	-	1,177,308	-
Information Technology	56,147	-	56,147	-
Utilities	203,670	77,550	126,120	-

Non-Convertible Corporate Bonds
Communication Services	768,452	-	768,452	-
Energy	4,768,946	-	4,768,946	-
Financials	3,940,342	-	3,940,342	-
Health Care	594,456	-	594,456	-
Utilities	3,705,260	-	3,705,260	-

Non-Convertible Preferred Stocks
Communication Services	1,202,853	1,202,853	-	-
Financials	7,680,933	7,291,115	389,818	-
Industrials	388,362	388,362	-	-
Real Estate	1,008,253	1,008,253	-	-
Utilities	2,429,821	2,163,051	266,770	-

Preferred Securities
Consumer Discretionary	557,988	-	557,988	-
Energy	5,057,376	-	5,057,376	-
Financials	16,534,916	-	16,534,916	-
Industrials	1,038,677	-	1,038,677	-
Utilities	1,604,614	-	1,604,614	-

Money Market Funds	1,340,796	1,340,796	-	-
Total Investments in Securities:	54,059,170	13,471,980	40,587,190	-
Derivative Instruments:

Assets
Futures Contracts	24,248	24,248	-	-
Total Assets	24,248	24,248	-	-
Total Derivative Instruments:	24,248	24,248	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	24,248	0
Total Interest Rate Risk	24,248	0
Total Value of Derivatives	24,248	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Preferred Securities & Income ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $52,355,694)	$52,718,374
Fidelity Central Funds (cost $1,340,796)	1,340,796

Total Investment in Securities (cost $53,696,490)		$54,059,170
Cash		1
Receivable for investments sold		39,668
Dividends receivable		70,752
Interest receivable		329,087
Distributions receivable from Fidelity Central Funds		5,288
Receivable for daily variation margin on futures contracts		3,594
Other receivables		292
Total assets		54,507,852
Liabilities
Payable for investments purchased	$82,852
Distributions payable	205,000
Accrued management fee	26,280
Other payables and accrued expenses	972
Total liabilities		315,104
Net Assets		$54,192,748
Net Assets consist of:
Paid in capital		$58,868,791
Total accumulated earnings (loss)		(4,676,043)
Net Assets		$54,192,748
Net Asset Value, offering price and redemption price per share ($54,192,748 ÷ 2,500,000 shares)		$21.68
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$1,432,671
Income from Fidelity Central Funds		18,598
Total income		1,451,269
Expenses
Management fee	$153,231
Independent trustees' fees and expenses	98
Miscellaneous	126
Total expenses before reductions	153,455
Expense reductions	(1,224)
Total expenses after reductions		152,231
Net Investment income (loss)		1,299,038
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(158,089)
Futures contracts	11,253
Total net realized gain (loss)		(146,836)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(434,736)
Futures contracts	24,248
Total change in net unrealized appreciation (depreciation)		(410,488)
Net gain (loss)		(557,324)
Net increase (decrease) in net assets resulting from operations		$741,714
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,299,038	$1,722,414
Net realized gain (loss)	(146,836)	(204,022)
Change in net unrealized appreciation (depreciation)	(410,488)	3,169,001
Net increase (decrease) in net assets resulting from operations	741,714	4,687,393
Distributions to shareholders	(1,302,250)	(1,751,050)

Share transactions
Proceeds from sales of shares	15,487,395	7,491,822
Cost of shares redeemed	(3,257,514)	-

Net increase (decrease) in net assets resulting from share transactions	12,229,881	7,491,822
Total increase (decrease) in net assets	11,669,345	10,428,165

Net Assets
Beginning of period	42,523,403	32,095,238
End of period	$54,192,748	$42,523,403

Other Information
Shares
Sold	700,000	350,000
Redeemed	(150,000)	-
Net increase (decrease)	550,000	350,000

Financial Highlights
Fidelity® Preferred Securities & Income ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.81	$20.06	$20.67	$25.20	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.546	1.034	.937	.886	.170
Net realized and unrealized gain (loss)	(.136)	1.765	(.510)	(4.485)	.187
Total from investment operations	.410	2.799	.427	(3.599)	.357
Distributions from net investment income	(.540)	(1.049)	(.856)	(.931)	(.157)
Distributions from tax return of capital	-	-	(.181)	-	-
Total distributions	(.540)	(1.049)	(1.037)	(.931)	(.157)
Net asset value, end of period	$21.68	$21.81	$20.06	$20.67	$25.20
Total Return D,E,F	1.90%	14.31%	2.19%	(14.50)%	1.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I,J	.60%	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.60 % I,J	.60%	.59%	.59%	.59% I
Expenses net of all reductions	.59% I,J	.60%	.59%	.59%	.59% I
Net investment income (loss)	5.04% I,J	4.95%	4.65%	3.98%	3.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$54,193	$42,523	$32,095	$33,069	$6,300
Portfolio turnover rate K	89 % I	28%	50%	21%	0%

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Enhanced High Yield ETF (formerly Fidelity High Yield Factor ETF) and Fidelity Preferred Securities & Income ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Preferred Securities & Income ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity High Yield Factor ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Preferred Securities & Income ETF. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), prior period premium and discount on debt securities, equity-debt classifications, redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced High Yield ETF	408,974,099	6,870,645	(2,442,098)	4,428,547
Fidelity Preferred Securities & Income ETF	53,721,674	1,938,481	(1,576,737)	361,744

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Enhanced High Yield ETF	(12,489,183)	(20,689,885)	(33,179,068)
Fidelity Preferred Securities & Income ETF	(1,960,101)	(2,765,783)	(4,725,884)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced High Yield ETF	99,260,761	100,360,987
Fidelity Preferred Securities & Income ETF	28,188,057	13,143,021

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced High Yield ETF	83,927,180	43,128,360
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Enhanced High Yield ETF	.35%A
Fidelity Preferred Securities & Income ETF	.59%
A .45% prior to October 1, 2024

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Preferred Securities & Income ETF	214

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Preferred Securities & Income ETF	378,283	-	-
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced High Yield ETF	3,744	-	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Enhanced High Yield ETF	2,978
Fidelity Preferred Securities & Income ETF	1,224
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Enhanced High Yield ETF
At its September 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Amended Contract) for the fund to decrease the management fee paid by the fund by 10 basis points, effective October 1, 2024. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract (Current Management Contract). At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its September 2024 meeting, the Board noted that although certain changes would be made to the fund's investment strategy disclosure, the nature, extent, and quality of services provided to the fund would not be diminished. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its May 2024 meeting that the fund's current management fee and total expense ratio are fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower than the fund's current management fee rate by 10 basis points. The Board also considered that the fund's proposed management fee rate and projected total net expense ratio would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the Current Management Contract.
Based on its review, the Board concluded that the proposed management fee and the projected total expense ratio of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee. The Board will continue to review economies of scale in connection with future renewals of the Amended Contracts.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee structure was fair and reasonable in light of all of the surrounding circumstances, and that the fund's Amended Contract should be approved through May 31, 2025.

1.9887635.106
HIE-SANN-0425
Fidelity® Sustainable High Yield ETF

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable High Yield ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Bank Loan Obligations - 3.7%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (b)(c)(d)	5,000	4,478
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (b)(c)(d)	10,000	8,672
TOTAL FRANCE		13,150
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (b)(c)(d)	48,245	38,596
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (b)(c)(d)	25,000	24,631
UNITED STATES - 3.5%
Consumer Discretionary - 1.6%
Broadline Retail - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (b)(c)(d)	64,846	59,669
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(c)(d)	194,176	167,858
Hotels, Restaurants & Leisure - 0.6%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (b)(c)(d)	44,987	43,169
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(c)(d)	146,214	141,023
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (b)(c)(d)	9,974	9,700
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(c)(d)	66,829	64,490
		258,382
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (b)(c)(d)	154,985	146,965
Specialty Retail - 0.2%
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (b)(c)(d)	94,775	88,955
TOTAL CONSUMER DISCRETIONARY		721,829

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (b)(c)(d)	5,000	4,978
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (b)(c)(d)(e)	145,000	134,125
Financials - 0.2%
Financial Services - 0.1%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(c)(d)	40,000	40,010
Insurance - 0.1%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (b)(c)(d)	45,000	43,952
TOTAL FINANCIALS		83,962

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (b)(c)(d)	6,007	5,626
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (b)(c)(d)	19,900	15,838
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (b)(c)(d)	5,020	4,917
		26,381
Health Care Technology - 0.0%
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (b)(c)(d)(e)	5,000	4,931
TOTAL HEALTH CARE		31,312

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (b)(c)(d)	19,937	19,320
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (b)(c)(d)	44,886	39,797
		59,117
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (b)(c)(d)	15,098	15,022
Professional Services - 0.2%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (b)(c)(d)	65,859	63,637
TOTAL INDUSTRIALS		137,776

Information Technology - 0.5%
IT Services - 0.2%
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (b)(c)(d)(e)	5,000	4,110
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(c)(d)	69,848	64,555
		68,665
Software - 0.3%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (b)(c)(d)	2,351	2,346
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (b)(c)(d)	75,000	72,666
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (b)(c)(d)	20,000	16,067
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (b)(c)(d)	10,000	9,859
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (b)(c)(d)	35,000	34,464
		135,402
TOTAL INFORMATION TECHNOLOGY		204,067

Materials - 0.3%
Chemicals - 0.3%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(c)(d)	4,949	4,396
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(c)(d)(f)	1,553	1,564
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(d)	1,456	1,466
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(c)(d)	44,950	43,092
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (b)(c)(d)	3,529	3,419
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (b)(c)(d)	93,276	90,401
		144,338
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (b)(c)(d)(e)	5,000	4,991
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(c)(d)	30,915	30,761
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (b)(c)(d)	89,768	88,646
		124,398
TOTAL UNITED STATES		1,586,785
TOTAL BANK LOAN OBLIGATIONS (Cost $1,678,505)		1,663,162

Common Stocks - 0.8%
	Shares	Value ($)
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	1,100	21,350
Viridien (g)	400	27,938

TOTAL FRANCE		49,288
TANZANIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Helios Towers PLC (g)	106,300	130,639
UNITED STATES - 0.4%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (g)	1,000	6,530
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc (h)	2,292	22,920
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (i)	981	12,263
Cano Health LLC warrants (g)(i)	107	441
Surgery Partners Inc (g)	2,200	52,976
		65,680
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (g)	500	37,595
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (g)	840	39,522
TOTAL UNITED STATES		172,247
TOTAL COMMON STOCKS (Cost $395,212)		352,174

Convertible Corporate Bonds - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	155,899	193,997
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.4%
MKS Instruments Inc 1.25% 6/1/2030 (k)	41,000	38,171
ON Semiconductor Corp 0% 5/1/2027 (j)	54,000	60,350
Wolfspeed Inc 1.875% 12/1/2029	137,000	51,786
		150,307
Software - 0.2%
Core Scientific Inc 0% 6/15/2031 (j)(k)	74,000	69,375
TOTAL INFORMATION TECHNOLOGY		219,682

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	53,000	49,688
Redfin Corp 0.5% 4/1/2027	112,000	89,040
		138,728
Utilities - 0.1%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	9,000	9,354
Independent Power and Renewable Electricity Producers - 0.1%
XPLR Infrastructure LP 0% 11/15/2025 (k)(l)	10,000	9,490
XPLR Infrastructure LP 2.5% 6/15/2026 (k)	46,000	43,442
		52,932
TOTAL UTILITIES		62,286

TOTAL UNITED STATES		614,693
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $616,105)		614,693

Non-Convertible Corporate Bonds - 92.0%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (k)	17,000	17,000
CANADA - 4.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (k)	89,000	89,041
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)	33,000	33,556
		122,597
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vermilion Energy Inc 7.25% 2/15/2033 (k)	5,000	4,863
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc 6% 2/15/2028 (k)	144,000	143,548
Bombardier Inc 7% 6/1/2032 (k)	13,000	13,179
Bombardier Inc 7.25% 7/1/2031 (k)	38,000	38,885
		195,612
Information Technology - 0.6%
Software - 0.6%
Open Text Corp 3.875% 12/1/2029 (k)	233,000	214,245
Open Text Holdings Inc 4.125% 12/1/2031 (k)	28,000	25,087
Open Text Holdings Inc 4.125% 2/15/2030 (k)	38,000	35,099
		274,431
Materials - 2.6%
Chemicals - 2.2%
Methanex Corp 5.65% 12/1/2044	426,000	370,313
NOVA Chemicals Corp 4.25% 5/15/2029 (k)	339,000	321,793
NOVA Chemicals Corp 7% 12/1/2031 (k)	43,000	44,506
NOVA Chemicals Corp 8.5% 11/15/2028 (k)	170,000	180,318
NOVA Chemicals Corp 9% 2/15/2030 (k)	57,000	61,562
		978,492
Metals & Mining - 0.4%
Hudbay Minerals Inc 4.5% 4/1/2026 (k)	75,000	74,173
Hudbay Minerals Inc 6.125% 4/1/2029 (k)	103,000	102,867
		177,040
TOTAL MATERIALS		1,155,532

Utilities - 0.4%
Gas Utilities - 0.4%
AltaGas Ltd 7.2% 10/15/2054 (c)(k)	200,000	200,183
TOTAL CANADA		1,953,218
CHILE - 0.3%
Communication Services - 0.2%
Media - 0.2%
VTR Finance NV 6.375% 7/15/2028 (k)	95,000	90,666
Industrials - 0.1%
Construction & Engineering - 0.1%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (k)	65,000	65,130
TOTAL CHILE		155,796
COLOMBIA - 0.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% 11/24/2028 (k)	141,000	71,910
Gran Tierra Energy Inc 9.5% 10/15/2029 (k)	73,000	67,565
		139,475
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Enfragen Energia Sur SA 5.375% 12/30/2030 (k)	80,000	69,920
TOTAL COLOMBIA		209,395
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Amer Sports Co 6.75% 2/16/2031 (k)	154,000	158,136
FRANCE - 2.0%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Altice France SA 5.125% 7/15/2029 (k)	333,000	258,343
Altice France SA 5.5% 1/15/2028 (k)	35,000	28,171
Altice France SA 5.5% 10/15/2029 (k)	45,000	35,151
Iliad Holding SASU 7% 4/15/2032 (k)	214,000	216,101
		537,766
Energy - 0.8%
Energy Equipment & Services - 0.8%
Vallourec SACA 7.5% 4/15/2032 (k)	168,000	175,642
Viridien 8.75% 4/1/2027 (k)	207,000	211,274
		386,916
TOTAL FRANCE		924,682
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (k)	45,000	44,271
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.5% 3/1/2028 (k)	13,000	12,419
Kosmos Energy Ltd 7.75% 5/1/2027 (k)	41,000	39,770
Tullow Oil PLC 10.25% 5/15/2026 (k)	100,000	89,290

TOTAL GHANA		141,479
HONG KONG - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Seaspan Corp 5.5% 8/1/2029 (k)	30,000	27,632
IRELAND - 1.8%
Financials - 1.8%
Financial Services - 1.8%
GGAM Finance Ltd 5.875% 3/15/2030 (k)	41,000	40,641
GGAM Finance Ltd 6.875% 4/15/2029 (k)	28,000	28,591
GGAM Finance Ltd 7.75% 5/15/2026 (k)	103,000	104,465
GGAM Finance Ltd 8% 2/15/2027 (k)	452,000	467,531
GGAM Finance Ltd 8% 6/15/2028 (k)	170,000	179,608

TOTAL IRELAND		820,836
ISRAEL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energean Israel Finance Ltd 5.375% 3/30/2028 (k)(m)	40,000	38,202
Energean Israel Finance Ltd 5.875% 3/30/2031 (k)(m)	10,000	9,227
Energean PLC 6.5% 4/30/2027 (k)	156,000	155,474

TOTAL ISRAEL		202,903
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.459% 6/30/2035 (c)(k)	13,000	12,760
UniCredit SpA 5.861% 6/19/2032 (c)(k)	33,000	33,173

TOTAL ITALY		45,933
LUXEMBOURG - 0.3%
Communication Services - 0.3%
Media - 0.3%
Altice Financing SA 5.75% 8/15/2029 (k)	175,000	137,275
Altice France Holding SA 6% 2/15/2028 (k)	42,000	12,935

TOTAL LUXEMBOURG		150,210
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (k)	15,000	15,014
NETHERLANDS - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Sigma Holdco BV 7.875% 5/15/2026 (k)	57,000	57,019
NIGERIA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
IHS Holding Ltd 5.625% 11/29/2026 (k)	18,000	17,644
IHS Holding Ltd 6.25% 11/29/2028 (k)	26,000	25,171
IHS Holding Ltd 7.875% 5/29/2030 (k)	110,000	109,622
IHS Holding Ltd 8.25% 11/29/2031 (k)	20,000	19,915

TOTAL NIGERIA		172,352
PANAMA - 0.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
C&W Senior Finance Ltd 9% 1/15/2033 (k)	200,000	202,079
PERU - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Volcan Cia Minera SAA 8.75% 1/24/2030 (k)	75,000	73,134
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (k)	65,000	55,519
SOUTH AFRICA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (k)	152,000	133,570
SPAIN - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (k)	20,000	18,906
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (k)	123,000	116,014
TOTAL SPAIN		134,920
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (k)	61,000	62,076
Consolidated Energy Finance SA 5.625% 10/15/2028 (k)	11,000	9,560

TOTAL SWITZERLAND		71,636
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (k)	121,000	122,739
TURKEY - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Eldorado Gold Corp 6.25% 9/1/2029 (k)	140,000	138,142
UNITED KINGDOM - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (k)	25,000	22,917
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
OT Midco Ltd 10% 2/15/2030 (k)	200,000	185,809
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)	408,000	404,569
TOTAL UNITED KINGDOM		613,295
UNITED STATES - 76.7%
Communication Services - 8.6%
Diversified Telecommunication Services - 0.9%
Level 3 Financing Inc 10% 10/15/2032 (k)	10,000	10,015
Level 3 Financing Inc 11% 11/15/2029 (k)	11,698	13,274
Level 3 Financing Inc 3.625% 1/15/2029 (k)	20,000	15,596
Level 3 Financing Inc 3.75% 7/15/2029 (k)	129,000	99,330
Level 3 Financing Inc 3.875% 10/15/2030 (k)	82,000	64,184
Level 3 Financing Inc 4% 4/15/2031 (k)	116,000	90,190
Level 3 Financing Inc 4.25% 7/1/2028 (k)	10,000	8,899
Level 3 Financing Inc 4.5% 4/1/2030 (k)	102,000	84,150
Lumen Technologies Inc 4.5% 1/15/2029 (k)	7,000	5,794
		391,432
Interactive Media & Services - 0.4%
Snap Inc 6.875% 3/1/2033 (k)	40,000	40,499
ZipRecruiter Inc 5% 1/15/2030 (k)	169,000	153,010
		193,509
Media - 7.3%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (k)	461,000	386,442
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (k)	452,000	406,116
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (k)	77,000	71,746
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (k)	140,000	138,071
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (k)	322,000	313,128
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (k)	102,000	90,424
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (k)	43,000	43,907
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (k)	440,000	463,389
CSC Holdings LLC 3.375% 2/15/2031 (k)	291,000	206,887
CSC Holdings LLC 4.625% 12/1/2030 (k)	163,000	86,524
DISH DBS Corp 5.125% 6/1/2029	126,000	85,005
DISH DBS Corp 7.375% 7/1/2028	30,000	22,239
EchoStar Corp 10.75% 11/30/2029	176,147	188,893
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	49,385	46,246
Univision Communications Inc 7.375% 6/30/2030 (k)	131,000	127,967
Univision Communications Inc 8% 8/15/2028 (k)	81,000	82,280
Univision Communications Inc 8.5% 7/31/2031 (k)	535,000	533,350
		3,292,614
Consumer Discretionary - 9.6%
Automobile Components - 0.3%
Adient Global Holdings Ltd 7.5% 2/15/2033 (k)	108,000	108,003
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (k)	35,000	35,809
		143,812
Automobiles - 0.2%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(k)	107,000	107,540
Broadline Retail - 1.1%
CMG Media Corp 8.875% 6/18/2029 (k)	27,000	22,550
Kohl's Corp 4.25% 7/17/2025	108,000	107,054
Macy's Retail Holdings LLC 5.875% 4/1/2029 (k)	10,000	9,777
Nordstrom Inc 4.375% 4/1/2030	76,000	69,740
Wayfair LLC 7.25% 10/31/2029 (k)	265,000	269,139
		478,260
Diversified Consumer Services - 0.6%
Sotheby's 7.375% 10/15/2027 (k)	81,000	80,280
StoneMor Inc 8.5% 5/15/2029 (k)	201,000	183,941
		264,221
Hotels, Restaurants & Leisure - 5.1%
Carnival Corp 5.75% 3/15/2030 (k)	85,000	85,268
Carnival Corp 6.125% 2/15/2033 (k)	100,000	100,654
ClubCorp Holdings Inc 8.5% 9/15/2025 (k)	30,000	29,406
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (k)	616,000	545,740
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (k)	48,000	48,111
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (k)	24,000	24,196
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (k)	60,000	60,915
Mohegan Tribal Gaming Authority 8% 2/1/2026 (k)	85,000	84,182
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (k)	114,000	113,402
Royal Caribbean Cruises Ltd 6% 2/1/2033 (k)	235,000	237,648
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (k)	172,000	175,473
Yum! Brands Inc 4.625% 1/31/2032	851,000	800,323
		2,305,318
Household Durables - 0.5%
Beazer Homes USA Inc 7.5% 3/15/2031 (k)	37,000	37,047
Landsea Homes Corp 8.875% 4/1/2029 (k)	22,000	21,888
Newell Brands Inc 6.875% 4/1/2036 (n)	8,000	7,980
Newell Brands Inc 7% 4/1/2046 (n)	124,000	112,098
Tri Pointe Homes Inc 5.25% 6/1/2027	68,000	67,008
		246,021
Specialty Retail - 1.8%
At Home Group Inc 4.875% 7/15/2028 (k)	14,000	5,600
Carvana Co 11% 6/1/2030 pay-in-kind (c)(k)	152,847	162,256
Carvana Co 14% 6/1/2031 pay-in-kind (c)(k)	175,818	199,851
Carvana Co 4.875% 9/1/2029 (k)	25,000	21,625
Carvana Co 5.625% 10/1/2025 (k)	110,000	109,175
Carvana Co 9% 12/1/2028 pay-in-kind (c)(k)	18,410	19,069
Champions Financing Inc 8.75% 2/15/2029 (k)	50,000	46,228
LBM Acquisition LLC 6.25% 1/15/2029 (k)	50,000	46,019
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032	30,000	30,444
Staples Inc 10.75% 9/1/2029 (k)	68,000	64,941
Staples Inc 12.75% 1/15/2030 (k)	137,538	99,544
		804,752
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co 3.5% 3/1/2031 (k)	26,000	23,185
TOTAL CONSUMER DISCRETIONARY		4,373,109

Consumer Staples - 2.6%
Beverages - 0.2%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (k)	103,000	102,606
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (k)	167,000	161,209
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (k)(o)	45,000	45,561
C&S Group Enterprises LLC 5% 12/15/2028 (k)	76,000	63,766
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (k)	112,000	116,475
Performance Food Group Inc 4.25% 8/1/2029 (k)	34,000	32,045
Performance Food Group Inc 6.125% 9/15/2032 (k)	45,000	45,227
US Foods Inc 5.75% 4/15/2033 (k)	28,000	27,534
Walgreen Co 4.4% 9/15/2042	10,000	7,042
Walgreens Boots Alliance Inc 4.1% 4/15/2050	12,000	8,503
Walgreens Boots Alliance Inc 4.65% 6/1/2046	12,000	8,353
		515,715
Food Products - 0.9%
Post Holdings Inc 4.5% 9/15/2031 (k)	146,000	133,283
Post Holdings Inc 4.625% 4/15/2030 (k)	77,000	72,209
Post Holdings Inc 6.25% 10/15/2034 (k)	51,000	50,709
Post Holdings Inc 6.25% 2/15/2032 (k)	34,000	34,260
Post Holdings Inc 6.375% 3/1/2033 (k)	125,000	124,633
		415,094
Household Products - 0.3%
Resideo Funding Inc 6.5% 7/15/2032 (k)	125,000	126,076
TOTAL CONSUMER STAPLES		1,159,491

Energy - 6.1%
Energy Equipment & Services - 0.8%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (k)	213,000	213,683
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)	59,000	59,725
Oceaneering International Inc 6% 2/1/2028	97,000	96,128
		369,536
Oil, Gas & Consumable Fuels - 5.3%
California Resources Corp 7.125% 2/1/2026 (k)	65,000	64,922
California Resources Corp 8.25% 6/15/2029 (k)	107,000	110,067
CNX Midstream Partners LP 4.75% 4/15/2030 (k)	161,000	149,998
CNX Resources Corp 6% 1/15/2029 (k)	96,000	95,265
CNX Resources Corp 7.25% 3/1/2032 (k)	101,000	103,452
CNX Resources Corp 7.375% 1/15/2031 (k)	19,000	19,521
CVR CHC LP 5.75% 2/15/2028 (k)	35,000	33,209
Expand Energy Corp 5.375% 3/15/2030	29,000	28,827
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	360,000	362,229
Murphy Oil USA Inc 3.75% 2/15/2031 (k)	47,000	42,037
Northern Oil & Gas Inc 8.125% 3/1/2028 (k)	91,000	92,346
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	506,000	484,145
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (k)	511,000	495,914
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (k)	21,000	20,992
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (k)	278,000	268,405
TransMontaigne Partners LLC 8.5% 6/15/2030 (k)	44,000	44,637
		2,415,966
TOTAL ENERGY		2,785,502

Financials - 5.4%
Banks - 0.5%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (k)	198,000	192,060
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (k)	18,000	18,757
		210,817
Capital Markets - 0.1%
Coinbase Global Inc 3.625% 10/1/2031 (k)	69,000	59,821
Consumer Finance - 2.3%
Ally Financial Inc 5.75% 11/20/2025	286,000	287,032
Ally Financial Inc 6.646% 1/17/2040 (c)	102,000	101,345
Encore Capital Group Inc 8.5% 5/15/2030 (k)	79,000	83,134
OneMain Finance Corp 3.875% 9/15/2028	369,000	345,941
OneMain Finance Corp 6.625% 5/15/2029	37,000	37,714
OneMain Finance Corp 9% 1/15/2029	59,000	62,305
RFNA LP 7.875% 2/15/2030 (k)	30,000	30,564
SLM Corp 6.5% 1/31/2030	40,000	41,100
		989,135
Financial Services - 2.0%
Block Inc 3.5% 6/1/2031	480,000	426,195
Block Inc 6.5% 5/15/2032 (k)	149,000	152,033
Clue Opco LLC 9.5% 10/15/2031 (k)	25,000	25,774
NFE Financing LLC 12% 11/15/2029 (k)	61,216	60,494
Saks Global Enterprises LLC 11% 12/15/2029 (k)	54,000	49,857
WEX Inc 6.5% 3/15/2033 (k)	70,000	70,081
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (k)	120,000	124,053
		908,487
Insurance - 0.1%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (k)	55,000	55,307
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Starwood Property Trust Inc 3.625% 7/15/2026 (k)	54,000	52,548
Starwood Property Trust Inc 4.75% 3/15/2025	2,000	1,997
Starwood Property Trust Inc 6% 4/15/2030 (k)	25,000	24,819
Starwood Property Trust Inc 6.5% 7/1/2030 (k)	95,000	96,380
Starwood Property Trust Inc 7.25% 4/1/2029 (k)	27,000	28,080
		203,824
TOTAL FINANCIALS		2,427,391

Health Care - 10.4%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (k)	21,000	16,861
Health Care Providers & Services - 7.8%
AMN Healthcare Inc 4% 4/15/2029 (k)	145,000	132,395
CHS/Community Health Systems Inc 4.75% 2/15/2031 (k)	450,000	365,501
CHS/Community Health Systems Inc 5.25% 5/15/2030 (k)	277,000	234,788
CHS/Community Health Systems Inc 6.125% 4/1/2030 (k)	53,000	34,576
CHS/Community Health Systems Inc 6.875% 4/15/2029 (k)	135,000	94,163
CVS Health Corp 6.75% 12/10/2054 (c)	324,000	323,981
CVS Health Corp 7% 3/10/2055 (c)	366,000	369,307
DaVita Inc 3.75% 2/15/2031 (k)	118,000	103,525
DaVita Inc 6.875% 9/1/2032 (k)	125,000	126,980
Encompass Health Corp 4.625% 4/1/2031	146,000	137,417
HAH Group Holding Co LLC 9.75% 10/1/2031 (k)	23,000	22,164
ModivCare Inc 5% 10/1/2029 (k)	26,000	9,430
Molina Healthcare Inc 6.25% 1/15/2033 (k)	81,000	80,047
Owens & Minor Inc 6.625% 4/1/2030 (k)	163,000	150,191
Pediatrix Medical Group Inc 5.375% 2/15/2030 (k)	297,000	287,507
Prime Healthcare Services Inc 9.375% 9/1/2029 (k)	25,000	23,672
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(k)	75,589	75,211
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(k)	5,244	4,969
Tenet Healthcare Corp 6.125% 10/1/2028	832,000	831,493
Tenet Healthcare Corp 6.125% 6/15/2030	65,000	65,113
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)	51,000	52,135
		3,524,565
Health Care Technology - 0.2%
IQVIA Inc 5% 10/15/2026 (k)	13,000	12,923
IQVIA Inc 5% 5/15/2027 (k)	77,000	76,266
		89,189
Life Sciences Tools & Services - 1.8%
Charles River Laboratories International Inc 3.75% 3/15/2029 (k)	16,000	14,947
Charles River Laboratories International Inc 4.25% 5/1/2028 (k)	824,000	791,778
		806,725
Pharmaceuticals - 0.6%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (k)	275,000	250,587
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (k)	29,000	29,406
		279,993
TOTAL HEALTH CARE		4,717,333

Industrials - 8.4%
Aerospace & Defense - 0.3%
TransDigm Inc 4.875% 5/1/2029	64,000	61,146
TransDigm Inc 6% 1/15/2033 (k)	35,000	34,652
TransDigm Inc 6.375% 3/1/2029 (k)	28,000	28,369
TransDigm Inc 6.625% 3/1/2032 (k)	21,000	21,399
		145,566
Air Freight & Logistics - 0.4%
Rand Parent LLC 8.5% 2/15/2030 (k)	126,000	129,448
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (k)	55,000	56,536
		185,984
Building Products - 0.8%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (k)	71,000	71,914
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(k)	32,000	31,456
Builders FirstSource Inc 6.375% 3/1/2034 (k)	24,000	24,291
Cornerstone Building Brands Inc 6.125% 1/15/2029 (k)	252,000	194,805
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (k)	49,000	47,875
		370,341
Commercial Services & Supplies - 4.6%
Artera Services LLC 8.5% 2/15/2031 (k)	739,000	739,686
Brand Industrial Services Inc 10.375% 8/1/2030 (k)	658,000	670,151
Neptune Bidco US Inc 9.29% 4/15/2029 (k)	95,000	85,025
Reworld Holding Corp 4.875% 12/1/2029 (k)	600,000	565,404
		2,060,266
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/2027	194,000	193,703
Electrical Equipment - 0.4%
Atkore Inc 4.25% 6/1/2031 (k)	98,000	87,049
Sensata Technologies BV 4% 4/15/2029 (k)	47,000	43,701
WESCO Distribution Inc 6.375% 3/15/2033 (k)	70,000	70,652
		201,402
Machinery - 1.3%
Chart Industries Inc 9.5% 1/1/2031 (k)	294,000	315,934
Terex Corp 6.25% 10/15/2032 (k)	248,000	246,410
		562,344
Passenger Airlines - 0.0%
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (k)	10,000	8,649
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (k)	22,000	22,628
United Rentals North America Inc 6.125% 3/15/2034 (k)	60,000	60,678
		83,306
TOTAL INDUSTRIALS		3,811,561

Information Technology - 5.6%
Communications Equipment - 0.1%
Viasat Inc 6.5% 7/15/2028 (k)	25,000	21,627
Viasat Inc 7.5% 5/30/2031 (k)	30,000	22,480
		44,107
Electronic Equipment, Instruments & Components - 0.2%
Insight Enterprises Inc 6.625% 5/15/2032 (k)	32,000	32,570
TTM Technologies Inc 4% 3/1/2029 (k)	49,000	45,903
		78,473
IT Services - 1.1%
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)	516,000	478,233
Semiconductors & Semiconductor Equipment - 1.8%
Entegris Inc 3.625% 5/1/2029 (k)	131,000	121,439
Entegris Inc 5.95% 6/15/2030 (k)	466,000	466,908
ON Semiconductor Corp 3.875% 9/1/2028 (k)	204,000	192,975
Wolfspeed Inc 7.9583% 6/23/2030 (f)(i)(k)(n)	55,063	53,620
		834,942
Software - 1.7%
Cloud Software Group Inc 8.25% 6/30/2032 (k)	69,000	71,547
Cloud Software Group Inc 9% 9/30/2029 (k)	137,000	140,017
Elastic NV 4.125% 7/15/2029 (k)	162,000	152,880
Gen Digital Inc 6.25% 4/1/2033 (k)	55,000	55,068
Gen Digital Inc 7.125% 9/30/2030 (k)	263,000	271,222
NCR Voyix Corp 5.125% 4/15/2029 (k)	53,000	50,943
Rackspace Finance LLC 3.5% 5/15/2028 (k)	12,525	6,881
UKG Inc 6.875% 2/1/2031 (k)	32,000	32,843
		781,401
Technology Hardware, Storage & Peripherals - 0.7%
Seagate HDD Cayman 4.125% 1/15/2031	40,000	36,340
Seagate HDD Cayman 5.75% 12/1/2034	50,000	49,119
Seagate HDD Cayman 8.25% 12/15/2029	73,000	78,164
Western Digital Corp 2.85% 2/1/2029	70,000	63,727
Western Digital Corp 3.1% 2/1/2032	86,000	73,504
Western Digital Corp 4.75% 2/15/2026	17,000	16,820
		317,674
TOTAL INFORMATION TECHNOLOGY		2,534,830

Materials - 9.0%
Chemicals - 3.1%
Chemours Co/The 4.625% 11/15/2029 (k)	681,000	605,067
GPD Cos Inc 10.125% 4/1/2026 (k)	44,000	40,852
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(k)	95,651	85,743
Mativ Holdings Inc 8% 10/1/2029 (k)	30,000	27,784
Methanex US Operations Inc 6.25% 3/15/2032 (k)	55,000	55,116
Olin Corp 5% 2/1/2030	191,000	181,785
Olin Corp 6.625% 4/1/2033 (k)(o)	115,000	115,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (k)	206,000	196,027
Olympus Water US Holding Corp 9.75% 11/15/2028 (k)	89,000	93,671
		1,401,045
Construction Materials - 0.5%
Quikrete Holdings Inc 6.375% 3/1/2032 (k)	190,000	192,757
Quikrete Holdings Inc 6.75% 3/1/2033 (k)	55,000	55,837
		248,594
Containers & Packaging - 4.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)	268,000	234,006
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (k)	213,000	211,955
Berry Global Inc 4.5% 2/15/2026 (k)	61,000	60,487
Berry Global Inc 5.625% 7/15/2027 (k)	549,000	548,887
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (k)	150,000	151,509
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (k)	176,000	179,295
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (k)	121,000	122,838
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026	189,000	187,561
Graphic Packaging International LLC 4.75% 7/15/2027 (k)	76,000	74,654
Graphic Packaging International LLC 6.375% 7/15/2032 (k)	25,000	25,362
Sealed Air Corp 6.5% 7/15/2032 (k)	172,000	176,279
		1,972,833
Metals & Mining - 1.0%
ATI Inc 4.875% 10/1/2029	228,000	219,125
ATI Inc 7.25% 8/15/2030	31,000	32,232
Novelis Inc 6.875% 1/30/2030 (k)	190,000	194,235
		445,592
TOTAL MATERIALS		4,068,064

Real Estate - 4.8%
Diversified REITs - 1.5%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (k)	560,000	503,621
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (k)	164,000	175,108
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (k)	11,000	10,221
		688,950
Health Care REITs - 1.0%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	76,000	58,971
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	393,000	353,685
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (k)	55,000	56,435
		469,091
Real Estate Management & Development - 1.9%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (k)	48,000	44,330
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (k)	101,000	83,093
Howard Hughes Corp/The 4.375% 2/1/2031 (k)	156,000	139,094
Taylor Morrison Communities Inc 5.125% 8/1/2030 (k)	586,000	569,290
		835,807
Specialized REITs - 0.4%
American Tower Corp 5% 1/31/2030	17,000	17,141
Iron Mountain Inc 4.875% 9/15/2027 (k)	173,000	170,235
		187,376
TOTAL REAL ESTATE		2,181,224

Utilities - 6.2%
Electric Utilities - 4.5%
DPL Inc 4.125% 7/1/2025	158,000	156,965
DPL Inc 4.35% 4/15/2029	542,000	512,866
Edison International 7.875% 6/15/2054 (c)	170,000	165,726
Edison International 8.125% 6/15/2053 (c)	55,000	54,187
NRG Energy Inc 5.75% 7/15/2029 (k)	51,000	50,356
NRG Energy Inc 6% 2/1/2033 (k)	49,000	48,443
NRG Energy Inc 6.25% 11/1/2034 (k)	86,000	86,299
PG&E Corp 5.25% 7/1/2030	491,000	471,316
PG&E Corp 7.375% 3/15/2055 (c)	93,000	91,913
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (k)	225,000	214,963
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)	155,000	153,964
		2,006,998
Independent Power and Renewable Electricity Producers - 1.7%
AES Corp/The 6.95% 7/15/2055 (c)	220,000	213,283
Sunnova Energy Corp 5.875% 9/1/2026 (k)	209,000	157,525
TerraForm Power Operating LLC 4.75% 1/15/2030 (k)	449,000	422,312
		793,120
TOTAL UTILITIES		2,800,118

TOTAL UNITED STATES		34,736,178
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd 6.875% 10/15/2027 (k)	23,000	23,057
First Quantum Minerals Ltd 8% 3/1/2033 (k)(o)	200,000	203,759
First Quantum Minerals Ltd 9.375% 3/1/2029 (k)	110,000	117,013

TOTAL ZAMBIA		343,829
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $41,350,022)		41,720,917

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.4%
Financials - 0.4%
Banks - 0.4%
HSBC Holdings PLC 6.95% (c)(p)	200,000	200,361
UNITED STATES - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (c)(p)	55,000	53,351
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(i)(p)	16,452	16,594
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (c)(k)(p)	10,000	10,078
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(p)	15,000	14,062
TOTAL UNITED STATES		94,085
TOTAL PREFERRED SECURITIES (Cost $291,566)		294,446

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $652,198)	4.35	652,068	652,198

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $44,983,608)	45,297,590
NET OTHER ASSETS (LIABILITIES) - 0.1%	34,692
NET ASSETS - 100.0%	45,332,282

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $37,833 and $36,880, respectively.

(g)	Non-income producing
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $22,920 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Level 3 security
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,668,684 or 72.1% of net assets.

(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $47,429 or 0.1% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	65,848	7,348,196	6,761,846	10,571	-	-	652,198	652,068	0.0%
Total	65,848	7,348,196	6,761,846	10,571	-	-	652,198	652,068

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Loan Obligations
Communication Services	37,781	-	37,781	-
Consumer Discretionary	721,829	-	721,829	-
Consumer Staples	4,978	-	4,978	-
Energy	134,125	-	134,125	-
Financials	83,962	-	83,962	-
Health Care	31,312	-	31,312	-
Industrials	137,776	-	137,776	-
Information Technology	204,067	-	204,067	-
Materials	144,338	-	144,338	-
Utilities	162,994	-	162,994	-

Common Stocks
Communication Services	130,639	130,639	-	-
Consumer Discretionary	6,530	6,530	-	-
Energy	72,208	72,208	-	-
Health Care	65,680	52,976	-	12,704
Information Technology	77,117	77,117	-	-

Convertible Corporate Bonds
Communication Services	193,997	-	193,997	-
Information Technology	219,682	-	219,682	-
Real Estate	138,728	-	138,728	-
Utilities	62,286	-	62,286	-

Non-Convertible Corporate Bonds
Communication Services	5,257,648	-	5,257,648	-
Consumer Discretionary	4,698,113	-	4,698,113	-
Consumer Staples	1,216,510	-	1,216,510	-
Energy	3,678,138	-	3,678,138	-
Financials	3,294,160	-	3,294,160	-
Health Care	4,736,239	-	4,736,239	-
Industrials	4,285,744	-	4,285,744	-
Information Technology	2,932,000	-	2,878,380	53,620
Materials	5,850,337	-	5,850,337	-
Real Estate	2,181,224	-	2,181,224	-
Utilities	3,590,804	-	3,590,804	-

Preferred Securities
Financials	270,306	-	253,712	16,594
Industrials	10,078	-	10,078	-
Utilities	14,062	-	14,062	-

Money Market Funds	652,198	652,198	-	-
Total Investments in Securities:	45,297,590	991,668	44,223,004	82,918
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $44,331,410)	$44,645,392
Fidelity Central Funds (cost $652,198)	652,198

Total Investment in Securities (cost $44,983,608)		$45,297,590
Receivable for investments sold		919,240
Interest receivable		689,266
Distributions receivable from Fidelity Central Funds		1,770
Other receivables		18
Total assets		46,907,884
Liabilities
Payable to custodian bank	$46,750
Payable for investments purchased
Regular delivery	869,048
Delayed delivery	405,000
Distributions payable	234,650
Accrued management fee	19,950
Other payables and accrued expenses	204
Total liabilities		1,575,602
Net Assets		$45,332,282
Net Assets consist of:
Paid in capital		$45,409,853
Total accumulated earnings (loss)		(77,571)
Net Assets		$45,332,282
Net Asset Value, offering price and redemption price per share ($45,332,282 ÷ 950,000 shares)		$47.72
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$4,172
Interest		1,297,513
Income from Fidelity Central Funds		10,571
Total income		1,312,256
Expenses
Management fee	$98,076
Independent trustees' fees and expenses	62
Miscellaneous	20
Total expenses before reductions	98,158
Expense reductions	(789)
Total expenses after reductions		97,369
Net Investment income (loss)		1,214,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	200,079
Foreign currency transactions	(4)
Total net realized gain (loss)		200,075
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(113,315)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(113,325)
Net gain (loss)		86,750
Net increase (decrease) in net assets resulting from operations		$1,301,637
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,214,887	$1,107,299
Net realized gain (loss)	200,075	(80,710)
Change in net unrealized appreciation (depreciation)	(113,325)	897,906
Net increase (decrease) in net assets resulting from operations	1,301,637	1,924,495
Distributions to shareholders	(1,213,600)	(1,107,175)

Share transactions
Proceeds from sales of shares	17,940,178	17,440,514

Net increase (decrease) in net assets resulting from share transactions	17,940,178	17,440,514
Total increase (decrease) in net assets	18,028,215	18,257,834

Net Assets
Beginning of period	27,304,067	9,046,233
End of period	$45,332,282	$27,304,067

Other Information
Shares
Sold	375,000	375,000
Net increase (decrease)	375,000	375,000

Financial Highlights
Fidelity® Sustainable High Yield ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$47.49	$45.23	$45.26	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.627	3.195	3.045	1.404
Net realized and unrealized gain (loss)	.155	2.168	(.092)	(4.758)
Total from investment operations	1.782	5.363	2.953	(3.354)
Distributions from net investment income	(1.552)	(3.103)	(2.983)	(1.386)
Total distributions	(1.552)	(3.103)	(2.983)	(1.386)
Net asset value, end of period	$47.72	$47.49	$45.23	$45.26
Total Return D,E,F	3.81%	12.33%	6.83%	(6.78)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56% I,J	.56%	.55%	.55% J
Expenses net of fee waivers, if any	.56 % I,J	.56%	.55%	.55% J
Expenses net of all reductions	.55% I,J	.56%	.55%	.55% J
Net investment income (loss)	6.90% I,J	6.95%	6.78%	5.49% J
Supplemental Data
Net assets, end of period (000 omitted)	$45,332	$27,304	$9,046	$9,052
Portfolio turnover rate K	106 % J,L	71% L	48%	24% M

AFor the period February 15, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Sustainable High Yield ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, certain conversion ratio adjustments, prior period premium and discount on debt securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$833,587
Gross unrealized depreciation	(499,945)
Net unrealized appreciation (depreciation)	$333,642
Tax cost	$44,963,948

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(253,982)
Long-term	(354,522)
Total capital loss carryforward	$(608,504)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable High Yield ETF	16,784,750	16,791,632

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Sustainable High Yield ETF	17,470,291	-
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .55% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable High Yield ETF	5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable High Yield ETF	30,532	6,042	3,657
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $789.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904450.103
SHY-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025